As filed with the Securities and Exchange Commission on September 9, 2024

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23227

SYNTAX ETF TRUST

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor

New York, NY 10006

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 880-0200

Carly Arison, One Liberty Plaza, 46th Floor New York, NY 10006

(Name and Address of Agent for Service)

Copies to:

Laura E. Flores

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

Date of fiscal year end:            December 31

Date of reporting period:         June 30, 2024

Item 1:	Report(s) to Shareholders.

(a)	The Semi-Annual Report is attached.

Syntax Stratified LargeCap ETF Syntax Stratified LargeCap ETF - SSPY

Syntax Stratified MidCap ETF Syntax Stratified MidCap ETF - SMDY

Syntax Stratified SmallCap ETF Syntax Stratified SmallCap ETF - SSLY

Syntax Stratified U.S. Total Market ETF Syntax Stratified U.S. Total Market ETF - SYUS

Syntax Stratified U.S. Total Market Hedged ETF Syntax Stratified U.S. Total Market Hedged ETF - SHUS

Syntax Stratified Total Market II ETF Syntax Stratified Total Market II ETF - SYII

Syntax Stratified LargeCap ETF (Ticker: SSPY)
Listing Exchange: NYSE ARCA SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2024

This semi-annual shareholder report contains important information about the Syntax Stratified LargeCap ETF for the period January 1, 2024, to June 30, 2024.

You can find additional information about the Fund at www.syntaxadvisors.com/syntax-stratified-largecap-etf. You can also request this information by contacting us at 866-972-4492. This report describes material changes to the Fund that occurred during the reporting period.

Fund Expenses (as of June 30, 2024)

What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Ticker	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Syntax Stratified LargeCap ETF	SSPY	$15.30	0.30%**
The Advisor has contractually agreed to waive and/or reimburse certain fees/expenses until May 1, 2025 ** Annualized

Key Fund Statistics (as of June 30, 2024)

Net Assets	$90,217,442	Total Advisory Fee	$207,969
Number of Holdings	503	Portfolio Turnover	14%

Fund Holdings (as of June 30, 2024)

Top Ten Holdings	Percentage of
Net Assets (%)
Exxon Mobil Corp	0.82%
Chevron Corp	0.79%
TJX Companies Inc	0.79%
Walmart Inc	0.78%
Sysco Corp	0.78%
Synchrony Financial	0.78%
Ross Stores Inc	0.77%
Kroger Co	0.77%
Costco Wholesale Corp	0.77%
Discover Financial Services	0.74%

Material Fund Changes

Upon the recommendation of the investment adviser, Syntax Advisors, LLC (“Syntax Advisors”), the Board of Trustees (the “Board”) of Syntax ETF Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”), providing for the reorganization of the Funds with and into newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Exchange Listed Funds Trust (“ELFT”) (each, a “Reorganization” and together, the “Reorganizations”).

Under the proposed Reorganizations, each of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and Syntax Stratified Total Market II ETF will be reorganized into the Stratified LargeCap Index ETF, and the Syntax U.S. Total Market Hedged ETF will be reorganized into the Stratified LargeCap Hedged ETF.

The proposed Reorganizations are subject to certain conditions, including the approval of the shareholders of the Funds. If approved by shareholders, the Reorganizations are expected to occur during the third quarter of 2024. Shares of the Funds will continue to trade on the NYSE Arca, Inc. until the Reorganizations occur.

Changes in and Disagreement with Accountants

There were no changes in and/or disagreements with accountants.

Availability of Additional Information

Foreside Fund Services, LLC is the distributor of the Syntax ETF Trust, and not affiliated with Syntax Advisors, LLC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.syntaxadvisors.com/syntax-stratified-largecap-etf

Syntax Stratified MidCap ETF (Ticker: SMDY)
Listing Exchange: NYSE ARCA SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2024

This semi-annual shareholder report contains important information about the Syntax Stratified MidCap ETF for the period January 1, 2024, to June 30, 2024.

You can find additional information about the Fund at www.syntaxadvisors.com/syntax-stratified-midcap-etf. You can also request this information by contacting us at 866-972-4492. This report describes material changes to the Fund that occurred during the reporting period.

Fund Expenses (as of June 30, 2024)

What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Ticker	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Syntax Stratified MidCap ETF	SMDY	$17.70	0.35%**
The Advisor has contractually agreed to waive and/or reimburse certain fees/expenses until May 1, 2025 ** Annualized

Key Fund Statistics (as of June 30, 2024)

Net Assets	$11,671,056	Total Advisory Fee	$23,444
Number of Holdings	401	Portfolio Turnover	19%

Fund Holdings (as of June 30, 2024)

Top Ten Holdings	Percentage of
Net Assets (%)
Coty Inc Cl A	1.78%
Scotts Miracle Gro Co	1.72%
Lumentum Holdings Inc	1.26%
Frontier Communications Parent Inc	1.22%
Ciena Corp	1.21%
Iridium Communications Inc	1.18%
Healthcare Realty Trust Inc	1.17%
Ziff Davis Inc	1.16%
Doximity Inc Class A	1.10%
Qualys Inc	0.82%

Material Fund Changes

Upon the recommendation of the investment adviser, Syntax Advisors, LLC (“Syntax Advisors”), the Board of Trustees (the “Board”) of Syntax ETF Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”), providing for the reorganization of the Funds with and into newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Exchange Listed Funds Trust (“ELFT”) (each, a “Reorganization” and together, the “Reorganizations”).

Under the proposed Reorganizations, each of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and Syntax Stratified Total Market II ETF will be reorganized into the Stratified LargeCap Index ETF, and the Syntax U.S. Total Market Hedged ETF will be reorganized into the Stratified LargeCap Hedged ETF.

The proposed Reorganizations are subject to certain conditions, including the approval of the shareholders of the Funds. If approved by shareholders, the Reorganizations are expected to occur during the third quarter of 2024. Shares of the Funds will continue to trade on the NYSE Arca, Inc. until the Reorganizations occur.

Changes in and Disagreement with Accountants

There were no changes in and/or disagreements with accountants.

Availability of Additional Information

Foreside Fund Services, LLC is the distributor of the Syntax ETF Trust, and not affiliated with Syntax Advisors, LLC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.syntaxadvisors.com/syntax-stratified-midcap-etf

Syntax Stratified SmallCap ETF (Ticker: SSLY)
Listing Exchange: NYSE ARCA SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2024

This semi-annual shareholder report contains important information about the Syntax Stratified SmallCap ETF for the period January 1, 2024, to June 30, 2024.

You can find additional information about the Fund at www.syntaxadvisors.com/syntax-stratified-smallcap-etf. You can also request this information by contacting us at 866-972-4492. This report describes material changes to the Fund that occurred during the reporting period.

Fund Expenses (as of June 30, 2024)

What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Ticker	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Syntax Stratified SmallCap ETF	SSLY	$19.50	0.40%**
The Advisor has contractually agreed to waive and/or reimburse certain fees/expenses until May 1, 2025 ** Annualized

Key Fund Statistics (as of June 30, 2024)

Net Assets	$17,271,237	Total Advisory Fee	$39,071
Number of Holdings	604	Portfolio Turnover	21%

Fund Holdings (as of June 30, 2024)

Top Ten Holdings	Percentage of
Net Assets (%)
Vericel Corp	0.85%
Alarm.Com Holdings Inc	0.80%
A10 Networks Inc	0.80%
Embecta Corp	0.76%
Tandem Diabetes Care Inc	0.70%
Cinemark Holdings Inc	0.69%
Harmonic Inc	0.61%
Plexus Corp	0.59%
Sanmina Corp	0.59%
Calix Inc	0.59%

Material Fund Changes

Upon the recommendation of the investment adviser, Syntax Advisors, LLC (“Syntax Advisors”), the Board of Trustees (the “Board”) of Syntax ETF Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”), providing for the reorganization of the Funds with and into newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Exchange Listed Funds Trust (“ELFT”) (each, a “Reorganization” and together, the “Reorganizations”).

Under the proposed Reorganizations, each of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and Syntax Stratified Total Market II ETF will be reorganized into the Stratified LargeCap Index ETF, and the Syntax U.S. Total Market Hedged ETF will be reorganized into the Stratified LargeCap Hedged ETF.

The proposed Reorganizations are subject to certain conditions, including the approval of the shareholders of the Funds. If approved by shareholders, the Reorganizations are expected to occur during the third quarter of 2024. Shares of the Funds will continue to trade on the NYSE Arca, Inc. until the Reorganizations occur.

Changes in and Disagreement with Accountants

There were no changes in and/or disagreements with accountants.

Availability of Additional Information

Foreside Fund Services, LLC is the distributor of the Syntax ETF Trust, and not affiliated with Syntax Advisors, LLC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.syntaxadvisors.com/syntax-stratified-smallcap-etf

Syntax Stratified U.S. Total Market ETF (Ticker: SYUS)
Listing Exchange: NYSE ARCA SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2024

This semi-annual shareholder report contains important information about the Syntax Stratified U.S. Total Market ETF for the period January 1, 2024, to June 30, 2024.

You can find additional information about the Fund at www.syntaxadvisors.com/syntax-stratified-us-total-market-equity-etf. You can also request this information by contacting us at 866-972-4492. This report describes material changes to the Fund that occurred during the reporting period.

Fund Expenses (as of June 30, 2024)

What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Ticker	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Syntax Stratified U.S. Total Market ETF	SYUS	$2.00	0.04%**
The Advisor has contractually agreed to waive and/or reimburse certain fees/expenses until May 1, 2025 ** Annualized

Key Fund Statistics (as of June 30, 2024)

Net Assets	$21,253,369	Total Advisory Fee	$71,456
Number of Holdings	3	Portfolio Turnover	0.00%

Fund Holdings (as of June 30, 2024)

Top Ten Holdings	Percentage of
Net Assets (%)
Syntax Stratified LargeCap ETF	84.9%
Syntax Stratified MidCap ETF	10.1%
Syntax Stratified SmallCap ETF	5.0%
Other Assets in Excess of Liabilities	0.0%*

* Amount shown represents less than 0.05% of net assets

Material Fund Changes

Upon the recommendation of the investment adviser, Syntax Advisors, LLC (“Syntax Advisors”), the Board of Trustees (the “Board”) of Syntax ETF Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”), providing for the reorganization of the Funds with and into newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Exchange Listed Funds Trust (“ELFT”) (each, a “Reorganization” and together, the “Reorganizations”).

Under the proposed Reorganizations, each of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and Syntax Stratified Total Market II ETF will be reorganized into the Stratified LargeCap Index ETF, and the Syntax U.S. Total Market Hedged ETF will be reorganized into the Stratified LargeCap Hedged ETF.

The proposed Reorganizations are subject to certain conditions, including the approval of the shareholders of the Funds. If approved by shareholders, the Reorganizations are expected to occur during the third quarter of 2024. Shares of the Funds will continue to trade on the NYSE Arca, Inc. until the Reorganizations occur.

Changes in and Disagreement with Accountants

There were no changes in and/or disagreements with accountants.

Availability of Additional Information

Foreside Fund Services, LLC is the distributor of the Syntax ETF Trust, and not affiliated with Syntax Advisors, LLC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.syntaxadvisors.com/syntax-stratified-us-total-market-equity-etf

Syntax Stratified U.S. Total Market Hedged ETF (Ticker: SHUS)
Listing Exchange: NYSE ARCA SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2024

This semi-annual shareholder report contains important information about the Syntax Stratified U.S. Total Market Hedged ETF for the period January 1, 2024, to June 30, 2024.

You can find additional information about the Fund at www.syntaxadvisors.com/syntax-stratified-us-total-market-hedged-etf. You can also request this information by contacting us at 866-972-4492. This report describes material changes to the Fund that occurred during the reporting period.

Fund Expenses (as of June 30, 2024)

What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Ticker	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Syntax Stratified U.S. Total Market Hedged ETF	SHUS	$17.90	0.36%**
The Advisor has contractually agreed to waive and/or reimburse certain fees/expenses until May 1, 2025 ** Annualized

Key Fund Statistics (as of June 30, 2024)

Net Assets	$32,353,460	Total Advisory Fee	$171,104
Number of Holdings	4	Portfolio Turnover	0.00%

Fund Holdings (as of June 30, 2024)

Top Ten Holdings	Percentage of
Net Assets (%)
Syntax Stratified LargeCap ETF	82.2%
Syntax Stratified MidCap ETF	9.7%
Syntax Stratified SmallCap ETF	4.9%
SPY ETF Put Option DEC25 490	3.1%
Other Assets in Excess of Liabilities	0.1%

Material Fund Changes

Upon the recommendation of the investment adviser, Syntax Advisors, LLC (“Syntax Advisors”), the Board of Trustees (the “Board”) of Syntax ETF Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”), providing for the reorganization of the Funds with and into newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Exchange Listed Funds Trust (“ELFT”) (each, a “Reorganization” and together, the “Reorganizations”).

Under the proposed Reorganizations, each of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and Syntax Stratified Total Market II ETF will be reorganized into the Stratified LargeCap Index ETF, and the Syntax U.S. Total Market Hedged ETF will be reorganized into the Stratified LargeCap Hedged ETF.

The proposed Reorganizations are subject to certain conditions, including the approval of the shareholders of the Funds. If approved by shareholders, the Reorganizations are expected to occur during the third quarter of 2024. Shares of the Funds will continue to trade on the NYSE Arca, Inc. until the Reorganizations occur.

Changes in and Disagreement with Accountants

There were no changes in and/or disagreements with accountants.

Availability of Additional Information

Foreside Fund Services, LLC is the distributor of the Syntax ETF Trust, and not affiliated with Syntax Advisors, LLC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.syntaxadvisors.com/syntax-stratified-us-total-market-hedged-etf

Syntax Stratified Total Market II ETF (Ticker: SYII)
Listing Exchange: NYSE ARCA SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2024

This semi-annual shareholder report contains important information about the Syntax Stratified Total Market II ETF for the period January 1, 2024, to June 30, 2024.

You can find additional information about the Fund at www.syntaxadvisors.com/syntax-stratified-totalmarket-ii-etf. You can also request this information by contacting us at 866-972-4492. This report describes material changes to the Fund that occurred during the reporting period.

Fund Expenses (as of June 30, 2024)

What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Ticker	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Syntax Stratified Total Market II ETF	SYII	$2.00	0.04%**
The Advisor has contractually agreed to waive and/or reimburse certain fees/expenses until May 1, 2025 ** Annualized

Key Fund Statistics (as of June 30, 2024)

Net Assets	$8,096,616	Total Advisory Fee	$29,733
Number of Holdings	3	Portfolio Turnover	0.00%

Fund Holdings (as of June 30, 2024)

Top Ten Holdings	Percentage of
Net Assets (%)
Syntax Stratified LargeCap ETF	84.9%
Syntax Stratified MidCap ETF	10.1%
Syntax Stratified SmallCap ETF	5.0%

Other Assets in Excess of Liabilities	0.0%*

* Amount shown represents less than 0.05% of net assets

Material Fund Changes

Upon the recommendation of the investment adviser, Syntax Advisors, LLC (“Syntax Advisors”), the Board of Trustees (the “Board”) of Syntax ETF Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”), providing for the reorganization of the Funds with and into newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Exchange Listed Funds Trust (“ELFT”) (each, a “Reorganization” and together, the “Reorganizations”).

Under the proposed Reorganizations, each of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and Syntax Stratified Total Market II ETF will be reorganized into the Stratified LargeCap Index ETF, and the Syntax U.S. Total Market Hedged ETF will be reorganized into the Stratified LargeCap Hedged ETF.

The proposed Reorganizations are subject to certain conditions, including the approval of the shareholders of the Funds. If approved by shareholders, the Reorganizations are expected to occur during the third quarter of 2024. Shares of the Funds will continue to trade on the NYSE Arca, Inc. until the Reorganizations occur.

Changes in and Disagreement with Accountants

There were no changes in and/or disagreements with accountants.

Availability of Additional Information

Foreside Fund Services, LLC is the distributor of the Syntax ETF Trust, and not affiliated with Syntax Advisors, LLC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.syntaxadvisors.com/syntax-stratified-totalmarket-ii-etf

(b)	Not applicable.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Investments.

(a)	The Registrant’s Schedules of Investments are included within the Financial Statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached.

(b)	Financial Highlights are included within the Financial Statements filed under Item 7(a) of this Form.

SEMI-ANNUAL REPORT
Syntax Stratified LargeCap ETF
Syntax Stratified MidCap ETF
Syntax Stratified SmallCap ETF
Syntax Stratified U.S. Total Market ETF
Syntax Stratified U.S. Total Market Hedged ETF
Syntax Stratified Total Market II ETF
June 30, 2024

Syntax ETF Trust
Semi-Annual Report
June 30, 2024
(Unaudited)
This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Syntax Stratified LargeCap ETF
Schedule of Investments
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
3M Co.	1,537	$157,066
A O Smith Corp.	2,124	173,701
Abbott Laboratories	558	57,982
AbbVie, Inc.	1,379	236,526
Accenture PLC, Class A	438	132,894
Adobe, Inc.(a)	301	167,218
Advanced Micro Devices, Inc.(a)	780	126,524
AES Corp.	14,459	254,045
Aflac, Inc.	2,141	191,213
Agilent Technologies, Inc.	1,026	133,000
Air Products & Chemicals, Inc.	166	42,836
Airbnb, Inc., Class A(a)	705	106,899
Akamai Technologies, Inc.(a)	2,792	251,503
Albemarle Corp.	432	41,265
Alexandria Real Estate Equities, Inc., REIT	886	103,635
Align Technology, Inc.(a)	366	88,363
Allegion PLC	599	70,772
Alliant Energy Corp.	1,443	73,449
Allstate Corp.	1,484	236,935
Alphabet, Inc., Class A	1,172	213,480
Alphabet, Inc., Class C	1,165	213,684
Altria Group, Inc.	7,885	359,162
Amazon.com, Inc.(a)	748	144,551
Amcor PLC	11,698	114,406
Ameren Corp.	1,019	72,461
American Airlines Group, Inc.(a)	15,494	175,547
American Electric Power Co., Inc.	2,647	232,248
American Express Co.	185	42,837
American International Group, Inc.	3,174	235,638
American Tower Corp., REIT	316	61,424
American Water Works Co., Inc.	2,404	310,501
Ameriprise Financial, Inc.	187	79,885
AMETEK, Inc.	696	116,030
Amgen, Inc.	785	245,273
Amphenol Corp., Class A	2,562	172,602
Analog Devices, Inc.	898	204,977
ANSYS, Inc.(a)	485	155,928
Aon PLC, Class A	118	34,642
APA Corp.	2,399	70,627
Apple, Inc.	2,194	462,100
Applied Materials, Inc.	650	153,394
Aptiv PLC(a)	4,968	349,847
Arch Capital Group Ltd.(a)	1,365	137,715
Archer-Daniels-Midland Co.	5,877	355,265
Arista Networks, Inc.(a)	568	199,073
Arthur J Gallagher & Co.	136	35,266
Assurant, Inc.	1,408	234,080
AT&T, Inc.	17,612	336,565
Atmos Energy Corp.	2,674	311,922
Autodesk, Inc.(a)	685	169,503
Automatic Data Processing, Inc.	858	204,796
Security Description	Shares	Value
AutoZone, Inc.(a)	46	$136,349
AvalonBay Communities, Inc., REIT	516	106,755
Avery Dennison Corp.	253	55,318
Axon Enterprise, Inc.(a)	266	78,268
Baker Hughes Co.	9,996	351,559
Ball Corp.	1,767	106,055
Bank of America Corp.	2,972	118,196
Bank of New York Mellon Corp.	1,791	107,263
Bath & Body Works, Inc.	3,591	140,229
Baxter International, Inc.	1,380	46,161
Becton Dickinson & Co.	196	45,807
Berkshire Hathaway, Inc., Class B(a)	1,151	468,227
Best Buy Co., Inc.	1,781	150,120
Biogen, Inc.(a)	1,005	232,979
Bio-Rad Laboratories, Inc., Class A(a)	275	75,105
Bio-Techne Corp.	1,757	125,889
BlackRock, Inc.	98	77,157
Blackstone, Inc.	639	79,108
Boeing Co.(a)	880	160,169
Booking Holdings, Inc.	30	118,845
BorgWarner, Inc.	10,802	348,256
Boston Scientific Corp.(a)	762	58,682
Bristol-Myers Squibb Co.	5,655	234,852
Broadcom, Inc.	122	195,875
Broadridge Financial Solutions, Inc.	526	103,622
Brown & Brown, Inc.	383	34,244
Brown-Forman Corp., Class B	5,336	230,462
Builders FirstSource, Inc.(a)	1,171	162,078
Bunge Global SA	3,394	362,377
BXP, Inc.	1,682	103,544
Cadence Design Systems, Inc.(a)	991	304,980
Caesars Entertainment, Inc.(a)	1,726	68,591
Camden Property Trust	955	104,200
Campbell Soup Co.	4,541	205,208
Capital One Financial Corp.	4,643	642,823
Cardinal Health, Inc.	1,857	182,580
CarMax, Inc.(a)	1,997	146,460
Carnival Corp.(a)	5,068	94,873
Carrier Global Corp.	1,089	68,694
Catalent, Inc.(a)	4,198	236,054
Caterpillar, Inc.	360	119,916
Cboe Global Markets, Inc.	243	41,325
CBRE Group, Inc., Class A(a)	393	35,020
CDW Corp.	525	117,516
Celanese Corp.	448	60,431
Cencora, Inc.	804	181,141
Centene Corp.(a)	3,608	239,210
CenterPoint Energy, Inc.	7,550	233,899
CF Industries Holdings, Inc.	1,062	78,715
CH Robinson Worldwide, Inc.	928	81,775
Charles River Laboratories International, Inc.(a)	638	131,798

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Charles Schwab Corp.	3,177	$234,113
Charter Communications, Inc., Class A(a)	1,688	504,644
Chevron Corp.	4,577	715,934
Chipotle Mexican Grill, Inc.(a)	7,304	457,596
Chubb Ltd.	517	131,876
Church & Dwight Co., Inc.	3,709	384,549
Cigna Group	555	183,466
Cincinnati Financial Corp.	1,184	139,830
Cintas Corp.	252	176,466
Cisco Systems, Inc.	4,082	193,936
Citigroup, Inc.	1,968	124,889
Citizens Financial Group, Inc.	1,520	54,766
Clorox Co.	2,991	408,182
CME Group, Inc.	215	42,269
CMS Energy Corp.	1,209	71,972
Coca-Cola Co.	3,720	236,778
Cognizant Technology Solutions Corp., Class A	1,934	131,512
Colgate-Palmolive Co.	4,219	409,412
Comcast Corp., Class A	12,452	487,620
Conagra Brands, Inc.	7,046	200,247
ConocoPhillips	609	69,657
Consolidated Edison, Inc.	2,567	229,541
Constellation Brands, Inc., Class A	918	236,183
Constellation Energy Corp.	1,300	260,351
Cooper Cos., Inc.	995	86,864
Copart, Inc.(a)	3,900	211,224
Corning, Inc.	4,697	182,478
Corpay, Inc.(a)	163	43,425
Corteva, Inc.	1,516	81,773
CoStar Group, Inc.(a)	529	39,220
Costco Wholesale Corp.	814	691,892
Coterra Energy, Inc.	5,818	155,166
Crowdstrike Holdings, Inc., Class A(a)	404	154,809
Crown Castle, Inc., REIT	626	61,160
CSX Corp.	2,416	80,815
Cummins, Inc.	262	72,556
CVS Health Corp.	10,319	609,440
Danaher Corp.	304	75,954
Darden Restaurants, Inc.	3,132	473,934
DaVita, Inc.(a)	736	101,988
Dayforce, Inc.(a)	4,102	203,459
Deckers Outdoor Corp.(a)	275	266,186
Deere & Co.	311	116,199
Delta Air Lines, Inc.	3,587	170,167
Devon Energy Corp.	3,416	161,918
Dexcom, Inc.(a)	803	91,044
Diamondback Energy, Inc.	363	72,669
Digital Realty Trust, Inc., REIT	1,654	251,491
Discover Financial Services	5,089	665,692
Dollar General Corp.	1,234	163,172
Dollar Tree, Inc.(a)	1,462	156,098
Security Description	Shares	Value
Dominion Energy, Inc.	4,626	$226,674
Domino's Pizza, Inc.	898	463,664
Dover Corp.	874	157,713
Dow, Inc.	1,135	60,212
DR Horton, Inc.	1,632	229,998
DTE Energy Co.	2,075	230,346
Duke Energy Corp.	696	69,760
DuPont de Nemours, Inc.	555	44,672
Eastman Chemical Co.	446	43,695
Eaton Corp. PLC	729	228,578
eBay, Inc.	2,652	142,465
Ecolab, Inc.	180	42,840
Edison International	3,187	228,858
Edwards Lifesciences Corp.(a)	671	61,980
Electronic Arts, Inc.	3,423	476,927
Elevance Health, Inc.	465	251,965
Eli Lilly & Co.	268	242,642
Emerson Electric Co.	273	30,074
Enphase Energy, Inc.(a)	1,873	186,757
Entergy Corp.	2,179	233,153
EOG Resources, Inc.	559	70,361
EPAM Systems, Inc.(a)	703	132,241
EQT Corp.	3,949	146,034
Equifax, Inc.	163	39,521
Equinix, Inc., REIT	323	244,382
Equity Residential, REIT	1,556	107,893
Essex Property Trust, Inc., REIT	372	101,258
Estee Lauder Cos., Inc., Class A	3,509	373,358
Etsy, Inc.(a)	2,352	138,721
Everest Group Ltd.	362	137,929
Evergy, Inc.	1,362	72,145
Eversource Energy	1,213	68,789
Exelon Corp.	7,867	272,277
Expedia Group, Inc.(a)	831	104,698
Expeditors International of Washington, Inc.	632	78,867
Extra Space Storage, Inc., REIT	666	103,503
Exxon Mobil Corp.	6,410	737,919
F5, Inc.(a)	1,108	190,831
FactSet Research Systems, Inc.	93	37,969
Fair Isaac Corp.(a)	29	43,171
Fastenal Co.	1,844	115,877
Federal Realty Investment Trust	616	62,198
FedEx Corp.	313	93,850
Fidelity National Information Services, Inc.	674	50,793
Fifth Third Bancorp	1,474	53,786
First Solar, Inc.(a)	644	145,196
FirstEnergy Corp.	6,010	230,003
Fiserv, Inc.(a)	352	52,462
FMC Corp.	1,420	81,721
Ford Motor Co.	19,903	249,584
Fortinet, Inc.(a)	2,555	153,990
Fortive Corp.	399	29,566

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Fox Corp., Class A	2,815	$96,752
Fox Corp., Class B	3,018	96,636
Franklin Resources, Inc.	3,558	79,521
Freeport-McMoRan, Inc.	4,847	235,564
Garmin Ltd.	1,948	317,368
Gartner, Inc.(a)	287	128,880
GE Aerospace	993	157,857
GE HealthCare Technologies, Inc.	1,019	79,400
GE Vernova, Inc.(a)	910	156,074
Gen Digital, Inc.	6,374	159,223
Generac Holdings, Inc.(a)	517	68,358
General Dynamics Corp.	533	154,645
General Mills, Inc.	3,044	192,563
General Motors Co.	4,985	231,603
Genuine Parts Co.	1,019	140,948
Gilead Sciences, Inc.	3,577	245,418
Global Payments, Inc.	443	42,838
Globe Life, Inc.	2,390	196,649
GoDaddy, Inc., Class A(a)	1,804	252,037
Goldman Sachs Group, Inc.	526	237,920
Halliburton Co.	9,444	319,018
Hartford Financial Services Group, Inc.	1,337	134,422
Hasbro, Inc.	3,794	221,949
HCA Healthcare, Inc.	921	295,899
Healthpeak Properties, Inc., REIT	5,268	103,253
Henry Schein, Inc.(a)	2,836	181,788
Hershey Co.	935	171,881
Hess Corp.	461	68,007
Hewlett Packard Enterprise Co.	8,635	182,803
Hilton Worldwide Holdings, Inc.	493	107,573
Hologic, Inc.(a)	1,085	80,561
Home Depot, Inc.	673	231,674
Honeywell International, Inc.	749	159,941
Hormel Foods Corp.	11,472	349,781
Host Hotels & Resorts, Inc., REIT	5,810	104,464
Howmet Aerospace, Inc.	890	69,091
HP, Inc.	8,749	306,390
Hubbell, Inc.	624	228,060
Humana, Inc.	698	260,808
Huntington Bancshares, Inc.	4,187	55,185
Huntington Ingalls Industries, Inc.	323	79,565
IDEX Corp.	880	177,056
IDEXX Laboratories, Inc.(a)	159	77,465
Illinois Tool Works, Inc.	656	155,446
Incyte Corp.(a)	3,757	227,749
Ingersoll Rand, Inc.	1,912	173,686
Insulet Corp.(a)	468	94,442
Intel Corp.	4,080	126,358
Intercontinental Exchange, Inc.	307	42,025
International Business Machines Corp.	1,833	317,017
International Flavors & Fragrances, Inc.	469	44,653
International Paper Co.	1,298	56,009
Security Description	Shares	Value
Interpublic Group of Cos., Inc.	10,559	$307,161
Intuit, Inc.	348	228,709
Intuitive Surgical, Inc.(a)	278	123,668
Invesco Ltd.	5,338	79,856
Invitation Homes, Inc.	2,917	104,691
IQVIA Holdings, Inc.(a)	623	131,727
Iron Mountain, Inc., REIT	705	63,182
J M Smucker Co.	1,794	195,618
Jabil, Inc.	2,601	282,963
Jack Henry & Associates, Inc.	324	53,790
Jacobs Solutions, Inc.	2,533	353,885
JB Hunt Transport Services, Inc.	493	78,880
Johnson & Johnson	1,605	234,587
Johnson Controls International PLC	1,008	67,002
JPMorgan Chase & Co.	598	120,951
Juniper Networks, Inc.	5,255	191,597
Kellanova	3,040	175,347
Kenvue, Inc.	22,111	401,978
Keurig Dr Pepper, Inc.	6,851	228,823
KeyCorp	3,880	55,135
Keysight Technologies, Inc.(a)	1,371	187,484
Kimberly-Clark Corp.	2,866	396,081
Kimco Realty Corp., REIT	3,321	64,627
Kinder Morgan, Inc.	11,898	236,413
KKR & Co., Inc.	710	74,720
KLA Corp.	184	151,710
Kraft Heinz Co.	6,169	198,765
Kroger Co.	13,878	692,929
L3Harris Technologies, Inc.	354	79,501
Labcorp Holdings, Inc.	780	158,738
Lam Research Corp.	154	163,987
Lamb Weston Holdings, Inc.	2,300	193,384
Las Vegas Sands Corp.	1,437	63,587
Leidos Holdings, Inc.	866	126,332
Lennar Corp., Class A	1,507	225,854
Linde PLC	105	46,075
Live Nation Entertainment, Inc.(a)	873	81,835
LKQ Corp.	3,476	144,567
Lockheed Martin Corp.	169	78,940
Loews Corp.	6,320	472,357
Lowe's Cos., Inc.	1,039	229,058
Lululemon Athletica, Inc.(a)	917	273,908
LyondellBasell Industries NV, Class A	664	63,518
M&T Bank Corp.	366	55,398
Marathon Oil Corp.	2,439	69,926
Marathon Petroleum Corp.	2,741	475,509
MarketAxess Holdings, Inc.	210	42,111
Marriott International, Inc., Class A	435	105,170
Marsh & McLennan Cos., Inc.	168	35,401
Martin Marietta Materials, Inc.	270	146,286
Masco Corp.	2,532	168,808
Mastercard, Inc., Class A	96	42,351

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Match Group, Inc.(a)	13,137	$399,102
McCormick & Co., Inc.	2,947	209,060
McDonald's Corp.	1,840	468,906
McKesson Corp.	316	184,557
Medtronic PLC	722	56,829
Merck & Co., Inc.	1,798	222,592
Meta Platforms, Inc., Class A	823	414,973
MetLife, Inc.	2,723	191,127
Mettler-Toledo International, Inc.(a)	89	124,386
MGM Resorts International(a)	1,557	69,193
Microchip Technology, Inc.	1,359	124,349
Micron Technology, Inc.	879	115,615
Microsoft Corp.	700	312,865
Mid-America Apartment Communities, Inc., REIT	738	105,246
Moderna, Inc.(a)	1,666	197,838
Mohawk Industries, Inc.(a)	1,559	177,087
Molina Healthcare, Inc.(a)	805	239,326
Molson Coors Beverage Co., Class B	4,702	239,003
Mondelez International, Inc., Class A	2,651	173,481
Monolithic Power Systems, Inc.	256	210,350
Monster Beverage Corp.(a)	4,849	242,208
Moody's Corp.	92	38,726
Morgan Stanley	2,439	237,046
Mosaic Co.	2,858	82,596
Motorola Solutions, Inc.	1,242	479,474
MSCI, Inc.	78	37,577
Nasdaq, Inc.	707	42,604
NetApp, Inc.	1,477	190,238
Netflix, Inc.(a)	306	206,513
Newmont Corp.	5,713	239,203
News Corp., Class A	3,439	94,813
News Corp., Class B	3,369	95,646
NextEra Energy, Inc.	3,193	226,096
NIKE, Inc., Class B	2,989	225,281
NiSource, Inc.	11,035	317,918
Nordson Corp.	126	29,224
Norfolk Southern Corp.	357	76,644
Northern Trust Corp.	950	79,781
Northrop Grumman Corp.	180	78,471
Norwegian Cruise Line Holdings Ltd.(a)	4,688	88,088
NRG Energy, Inc.	3,553	276,637
Nucor Corp.	1,504	237,752
NVIDIA Corp.	940	116,128
NVR, Inc.(a)	30	227,657
NXP Semiconductors NV	768	206,661
Occidental Petroleum Corp.	1,117	70,405
Old Dominion Freight Line, Inc.	446	78,764
Omnicom Group, Inc.	3,519	315,654
ON Semiconductor Corp.(a)	2,880	197,424
ONEOK, Inc.	2,985	243,427
Oracle Corp.	2,247	317,276
Security Description	Shares	Value
O'Reilly Automotive, Inc.(a)	141	$148,904
Otis Worldwide Corp.	723	69,596
PACCAR, Inc.	1,090	112,205
Packaging Corp. of America	322	58,784
Palo Alto Networks, Inc.(a)	493	167,132
Paramount Global, Class B	18,335	190,501
Parker-Hannifin Corp.	142	71,825
Paychex, Inc.	1,696	201,078
Paycom Software, Inc.	1,451	207,551
PayPal Holdings, Inc.(a)	860	49,906
Pentair PLC	2,256	172,968
PepsiCo, Inc.	1,072	176,805
Pfizer, Inc.	8,463	236,795
PG&E Corp.	3,933	68,670
Philip Morris International, Inc.	3,423	346,853
Phillips 66	3,403	480,402
Pinnacle West Capital Corp.	933	71,263
PNC Financial Services Group, Inc.	339	52,708
Pool Corp.	339	104,185
PPG Industries, Inc.	488	61,434
PPL Corp.	2,552	70,563
Principal Financial Group, Inc.	2,435	191,026
Procter & Gamble Co.	2,396	395,148
Progressive Corp.	1,147	238,243
Prologis, Inc., REIT	556	62,444
Prudential Financial, Inc.	1,650	193,364
PTC, Inc.(a)	895	162,595
Public Service Enterprise Group, Inc.	3,209	236,503
Public Storage, REIT	361	103,842
PulteGroup, Inc.	2,037	224,274
Qorvo, Inc.(a)	1,843	213,862
QUALCOMM, Inc.	960	191,213
Quanta Services, Inc.	1,277	324,473
Quest Diagnostics, Inc.	1,121	153,442
Ralph Lauren Corp.	1,559	272,919
Raymond James Financial, Inc.	2,014	248,951
Realty Income Corp., REIT	1,167	61,641
Regency Centers Corp., REIT	1,004	62,449
Regeneron Pharmaceuticals, Inc.(a)	222	233,329
Regions Financial Corp.	2,778	55,671
Republic Services, Inc.	931	180,931
ResMed, Inc.	444	84,990
Revvity, Inc.	710	74,451
Rockwell Automation, Inc.	117	32,208
Rollins, Inc.	3,601	175,693
Roper Technologies, Inc.	54	30,438
Ross Stores, Inc.	4,788	695,792
Royal Caribbean Cruises Ltd.(a)	523	83,382
RTX Corp.	748	75,092
S&P Global, Inc.	89	39,694
Salesforce, Inc.	1,339	344,257
SBA Communications Corp., REIT	314	61,638

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Schlumberger NV	7,229	$341,064
Seagate Technology Holdings PLC	1,799	185,783
Sempra	942	71,649
ServiceNow, Inc.(a)	431	339,055
Sherwin-Williams Co.	212	63,267
Simon Property Group, Inc., REIT	413	62,693
Skyworks Solutions, Inc.	1,984	211,455
Snap-on, Inc.	884	231,069
Solventum Corp.(a)	851	45,001
Southern Co.	914	70,899
Southwest Airlines Co.	6,160	176,238
Stanley Black & Decker, Inc.	2,789	222,813
Starbucks Corp.	5,850	455,422
State Street Corp.	1,458	107,892
Steel Dynamics, Inc.	1,935	250,582
STERIS PLC	536	117,673
Stryker Corp.	334	113,644
Super Micro Computer, Inc.(a)	221	181,076
Synchrony Financial	14,906	703,414
Synopsys, Inc.(a)	527	313,597
Sysco Corp.	9,884	705,619
T Rowe Price Group, Inc.	673	77,604
Take-Two Interactive Software, Inc.(a)	2,930	455,586
Tapestry, Inc.	6,690	286,265
Targa Resources Corp.	1,956	251,894
Target Corp.	1,097	162,400
TE Connectivity Ltd.	1,185	178,260
Teledyne Technologies, Inc.(a)	78	30,262
Teleflex, Inc.	224	47,114
Teradyne, Inc.	1,071	158,819
Tesla, Inc.(a)	1,310	259,223
Texas Instruments, Inc.	1,064	206,980
Textron, Inc.	1,821	156,351
Thermo Fisher Scientific, Inc.	234	129,402
TJX Cos., Inc.	6,445	709,594
T-Mobile U.S., Inc.	1,768	311,486
Tractor Supply Co.	418	112,860
Trane Technologies PLC	217	71,378
TransDigm Group, Inc.	51	65,158
Travelers Cos., Inc.	645	131,154
Trimble, Inc.(a)	532	29,749
Truist Financial Corp.	1,463	56,838
Tyler Technologies, Inc.(a)	655	329,321
Tyson Foods, Inc., Class A	6,479	370,210
U.S. Bancorp	1,337	53,079
Uber Technologies, Inc.(a)	1,479	107,494
UDR, Inc., REIT	2,572	105,838
Ulta Beauty, Inc.(a)	403	155,506
Union Pacific Corp.	347	78,512
United Airlines Holdings, Inc.(a)	3,524	171,478
United Parcel Service, Inc., Class B	571	78,141
Security Description	Shares	Value
United Rentals, Inc.	184	$118,998
UnitedHealth Group, Inc.	505	257,176
Universal Health Services, Inc., Class B	1,650	305,134
Valero Energy Corp.	3,110	487,524
Ventas, Inc., REIT	2,073	106,262
Veralto Corp.	288	27,495
VeriSign, Inc.(a)	1,377	244,831
Verisk Analytics, Inc.	146	39,354
Verizon Communications, Inc.	7,830	322,909
Vertex Pharmaceuticals, Inc.(a)	488	228,735
Viatris, Inc.	22,913	243,565
VICI Properties, Inc.	2,198	62,951
Visa, Inc., Class A	149	39,108
Vistra Corp.	3,189	274,190
Vulcan Materials Co.	610	151,695
W R Berkley Corp.	1,699	133,507
Walgreens Boots Alliance, Inc.	39,962	483,340
Walmart, Inc.	10,428	706,080
Walt Disney Co.	1,868	185,474
Warner Bros Discovery, Inc.(a)	25,746	191,550
Waste Management, Inc.	860	183,472
Waters Corp.(a)	451	130,844
WEC Energy Group, Inc.	905	71,006
Wells Fargo & Co.	2,033	120,740
Welltower, Inc., REIT	998	104,042
West Pharmaceutical Services, Inc.	140	46,115
Western Digital Corp.(a)	2,381	180,408
Westinghouse Air Brake Technologies Corp.	732	115,693
Westrock Co.	1,173	58,955
Weyerhaeuser Co., REIT	5,357	152,085
Williams Cos., Inc.	5,658	240,465
Willis Towers Watson PLC	134	35,127
WW Grainger, Inc.	130	117,291
Wynn Resorts Ltd.	702	62,829
Xcel Energy, Inc.	1,339	71,516
Xylem, Inc.	1,269	172,114
Yum! Brands, Inc.	3,411	451,821
Zebra Technologies Corp., Class A(a)	384	118,629
Zimmer Biomet Holdings, Inc.	1,091	118,406
Zoetis, Inc.	1,364	236,463
TOTAL INVESTMENTS—99.8% (Cost $80,786,378)		90,001,276
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		216,166
NET ASSETS—100.0%		$90,217,442

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

INDUSTRY BREAKDOWN
As of June 30, 2024*
INDUSTRY	PERCENTAGE OF NET ASSETS
Marketed Pharmaceuticals	3.6%
Software for Specific Uses	3.2
Downstream Energy	3.2
Processed Foods	3.1
Food Distributors	3.1
Competitive Electric Utilities	3.1
Restaurants	3.1
Non-Real Estate Banking	2.2
Upstream Energy	2.2
Telecommunication Networks	2.2
Consumer Insurance	2.1
Real Estate Operators and Developers	2.1
Commercial Insurance	2.1
Content Providers	2.1
Commercial IT Hardware	2.1
Real Estate Rental	2.1
Regulated Electric Utilities	2.0
Consumer Electronics	1.7
Capital Markets	1.6
Auto Products	1.6
Primary Foods	1.6
Specialty Industrial Services	1.6
Distribution Services	1.6
Alcohol and Tobacco	1.6
Transportation and Consumer Auto Services	1.6
Apparel and Accessory Retailers	1.6
Electric and Electronic Components	1.6
Mechanical and Structural Components	1.5
Consumer Equipment Manufacture	1.5
Personal Care Products	1.5
Online Distribution Networks	1.4
Management and IT Services	1.4
Investment Services	1.4
Healthcare Insurance	1.4
Consumer Equipment Retail	1.4
Semiconductor Services and Equipment	1.4
Internet Services	1.4
Transaction Services	1.4
Internet Search and Social Networks	1.4
Analog and Mixed Signal Integrated Circuits	1.4
Healthcare Providers and Facilities	1.4
Digital Integrated Circuits	1.3
Diversified Household and Personal Care Products	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Pharmacies	1.2%
Transport Aerospace and Defense Equipment	1.2
Accessories and Footwear	1.2
Midstream Energy	1.1
Metals	1.1
Industrial Conglomerates	1.0
Gas and Water Utilities	1.0
Chemicals	1.0
Hospital Equipment	1.0
Healthcare Products Distribution	1.0
Medical Devices	1.0
Medical Research Services and Equipment	1.0
Other Raw Materials	1.0
Production Equipment	0.7
Operating Systems and Middleware	0.7
Securities Brokers and Dealers	0.5
Other Pharmaceuticals	0.5
Consumer Paper Products	0.4
Software for Specific Industries	0.4
Contract Electronics Services	0.3
Branded Apparel	0.3
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
AAON, Inc.	110	$9,596
Acadia Healthcare Co., Inc.(a)	1,045	70,579
Acuity Brands, Inc.	103	24,868
Adient PLC(a)	507	12,528
Advanced Drainage Systems, Inc.	65	10,425
AECOM	195	17,187
Affiliated Managers Group, Inc.	231	36,089
AGCO Corp.	329	32,203
Agree Realty Corp., REIT	124	7,681
Alcoa Corp.	514	20,447
Allegro MicroSystems, Inc.(a)	1,949	55,040
ALLETE, Inc.	465	28,993
Ally Financial, Inc.	781	30,982
Altair Engineering, Inc., Class A(a)	379	37,172
Amedisys, Inc.(a)	298	27,356
American Financial Group, Inc.	159	19,560
American Homes 4 Rent, Class A	642	23,857
Amkor Technology, Inc.	1,959	78,399
Annaly Capital Management, Inc.	2,250	42,885
Antero Midstream Corp.	1,780	26,237
Antero Resources Corp.(a)	257	8,386
Appfolio, Inc., Class A(a)	159	38,887
Applied Industrial Technologies, Inc.	44	8,536
AptarGroup, Inc.	69	9,716
Aramark	2,066	70,285
Arcadium Lithium PLC(a)	3,289	11,051
Arrow Electronics, Inc.(a)	68	8,212
Arrowhead Pharmaceuticals, Inc.(a)	1,919	49,875
ASGN, Inc.(a)	194	17,105
Ashland, Inc.	121	11,433
Aspen Technology, Inc.(a)	184	36,548
Associated Banc-Corp.	2,273	48,074
Autoliv, Inc.	115	12,304
AutoNation, Inc.(a)	314	50,045
Avient Corp.	264	11,524
Avis Budget Group, Inc.	485	50,692
Avnet, Inc.	166	8,547
Axalta Coating Systems Ltd.(a)	331	11,310
Azenta, Inc.(a)	843	44,359
Bank OZK	190	7,790
Belden, Inc.	152	14,258
BellRing Brands, Inc.(a)	927	52,969
Berry Global Group, Inc.	110	6,473
BioMarin Pharmaceutical, Inc.(a)	594	48,904
BJ's Wholesale Club Holdings, Inc.(a)	392	34,433
Black Hills Corp.	487	26,483
Blackbaud, Inc.(a)	479	36,485
Boston Beer Co., Inc., Class A(a)	122	37,216
Boyd Gaming Corp.	282	15,538
Brighthouse Financial, Inc.(a)	950	41,173
Brink's Co.	211	21,606
Security Description	Shares	Value
Brixmor Property Group, Inc.	341	$7,874
Bruker Corp.	284	18,122
Brunswick Corp.	345	25,106
Burlington Stores, Inc.(a)	151	36,240
BWX Technologies, Inc.	94	8,930
Cabot Corp.	119	10,935
CACI International, Inc., Class A(a)	52	22,367
Cadence Bank	266	7,522
Capri Holdings Ltd.(a)	1,079	35,693
Carlisle Cos., Inc.	23	9,320
Carlyle Group, Inc.	875	35,131
Carter's, Inc.	534	33,092
Casey's General Stores, Inc.	69	26,328
Celsius Holdings, Inc.(a)	853	48,698
ChampionX Corp.	681	22,616
Chart Industries, Inc.(a)	79	11,403
Chemed Corp.	50	27,129
Chemours Co.	465	10,495
Chesapeake Energy Corp.	99	8,137
Choice Hotels International, Inc.	100	11,900
Chord Energy Corp.	53	8,887
Churchill Downs, Inc.	111	15,496
Ciena Corp.(a)	2,921	140,734
Cirrus Logic, Inc.(a)	447	57,064
Civitas Resources, Inc.	131	9,039
Clean Harbors, Inc.(a)	90	20,353
Cleveland-Cliffs, Inc.(a)	1,310	20,161
CNO Financial Group, Inc.	1,468	40,693
CNX Resources Corp.(a)	349	8,481
Coca-Cola Consolidated, Inc.	53	57,505
Cognex Corp.	750	35,070
Coherent Corp.(a)	206	14,927
Columbia Banking System, Inc.	392	7,797
Columbia Sportswear Co.	425	33,609
Comfort Systems USA, Inc.	55	16,727
Commerce Bancshares, Inc.	246	13,722
Commercial Metals Co.	389	21,391
CommVault Systems, Inc.(a)	314	38,173
Concentrix Corp.	392	24,806
COPT Defense Properties	465	11,639
Core & Main, Inc., Class A(a)	171	8,369
Coty, Inc., Class A(a)	20,790	208,321
Cousins Properties, Inc.	494	11,436
Crane Co.	61	8,844
Crane NXT Co.	140	8,599
Crocs, Inc.(a)	219	31,961
Crown Holdings, Inc.	83	6,174
CubeSmart	515	23,263
Cullen/Frost Bankers, Inc.	137	13,923
Curtiss-Wright Corp.	32	8,671
Cytokinetics, Inc.(a)	919	49,791
Darling Ingredients, Inc.(a)	962	35,353

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Dentsply Sirona, Inc.	869	$21,647
Dick's Sporting Goods, Inc.	155	33,302
Dolby Laboratories, Inc., Class A	873	69,168
Donaldson Co., Inc.	157	11,235
Doximity, Inc., Class A(a)	4,571	127,851
Dropbox, Inc., Class A(a)	1,716	38,559
DT Midstream, Inc.	376	26,707
Duolingo, Inc.(a)	171	35,683
Dynatrace, Inc.(a)	1,985	88,809
Eagle Materials, Inc.	67	14,570
East West Bancorp, Inc.	102	7,469
EastGroup Properties, Inc.	53	9,015
elf Beauty, Inc.(a)	175	36,876
EMCOR Group, Inc.	43	15,698
Encompass Health Corp.	322	27,624
EnerSys	250	25,880
Enovis Corp.(a)	1,015	45,878
Envista Holdings Corp.(a)	2,575	42,822
EPR Properties	186	7,808
Equitable Holdings, Inc.	985	40,247
Equitrans Midstream Corp.	1,859	24,130
Equity LifeStyle Properties, Inc.	363	23,642
Erie Indemnity Co., Class A	112	40,589
Esab Corp.	373	35,222
Essent Group Ltd.	622	34,950
Essential Utilities, Inc.	689	25,720
Euronet Worldwide, Inc.(a)	321	33,223
Evercore, Inc., Class A	86	17,925
Exelixis, Inc.(a)	2,286	51,366
ExlService Holdings, Inc.(a)	781	24,492
Exponent, Inc.	180	17,122
Federated Hermes, Inc.	1,079	35,478
Fidelity National Financial, Inc.	705	34,841
First American Financial Corp.	643	34,690
First Financial Bankshares, Inc.	261	7,707
First Horizon Corp.	912	14,382
First Industrial Realty Trust, Inc.	189	8,979
FirstCash Holdings, Inc.	282	29,576
Five Below, Inc.(a)	303	33,018
Floor & Decor Holdings, Inc., Class A(a)	159	15,806
Flowers Foods, Inc.	1,528	33,922
Flowserve Corp.	243	11,688
Fluor Corp.(a)	459	19,989
FNB Corp.	564	7,716
Fortune Brands Innovations, Inc.	278	18,053
Frontier Communications Parent, Inc.(a)	5,449	142,655
FTI Consulting, Inc.(a)	81	17,458
GameStop Corp., Class A(a)	1,188	29,332
Gaming & Leisure Properties, Inc.	352	15,914
Gap, Inc.	1,364	32,586
GATX Corp.	130	17,207
Genpact Ltd.	736	23,692
Security Description	Shares	Value
Gentex Corp.	756	$25,485
Glacier Bancorp, Inc.	204	7,613
Globus Medical, Inc., Class A(a)	696	47,669
Goodyear Tire & Rubber Co.(a)	1,112	12,621
Graco, Inc.	142	11,258
Graham Holdings Co., Class B	49	34,278
GRAIL, Inc.(a)	—	—
Grand Canyon Education, Inc.(a)	251	35,117
Graphic Packaging Holding Co.	237	6,212
Greif, Inc., Class A	105	6,034
GXO Logistics, Inc.(a)	428	21,614
H&R Block, Inc.	676	36,659
Haemonetics Corp.(a)	538	44,509
Halozyme Therapeutics, Inc.(a)	1,001	52,412
Hancock Whitney Corp.	298	14,253
Hanover Insurance Group, Inc.	164	20,572
Harley-Davidson, Inc.	790	26,497
Healthcare Realty Trust, Inc.	8,274	136,355
HealthEquity, Inc.(a)	412	35,514
Helen of Troy Ltd.(a)	188	17,435
Hexcel Corp.	183	11,428
HF Sinclair Corp.	491	26,190
Hilton Grand Vacations, Inc.(a)	285	11,523
Home BancShares, Inc.	314	7,523
Houlihan Lokey, Inc.	132	17,802
Hyatt Hotels Corp., Class A	76	11,546
IDACORP, Inc.	322	29,994
Illumina, Inc.(a)	429	44,779
Independence Realty Trust, Inc., REIT	1,270	23,800
Ingredion, Inc.	297	34,066
Insperity, Inc.	367	33,474
Interactive Brokers Group, Inc., Class A	377	46,220
International Bancshares Corp.	132	7,552
IPG Photonics Corp.(a)	402	33,925
Iridium Communications, Inc.	5,163	137,439
ITT, Inc.	67	8,655
Janus Henderson Group PLC	1,042	35,126
Jazz Pharmaceuticals PLC(a)	438	46,748
Jefferies Financial Group, Inc.	442	21,994
Jones Lang LaSalle, Inc.(a)	83	17,038
KB Home	665	46,670
KBR, Inc.	269	17,254
Kemper Corp.	682	40,463
Kilroy Realty Corp.	357	11,128
Kinsale Capital Group, Inc.	50	19,264
Kirby Corp.(a)	222	26,580
Kite Realty Group Trust, REIT	347	7,766
Knife River Corp.(a)	220	15,431
Knight-Swift Transportation Holdings, Inc.	440	21,965
Kyndryl Holdings, Inc.(a)	890	23,416
Lamar Advertising Co., Class A	67	8,008
Lancaster Colony Corp.	181	34,204

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Landstar System, Inc.	114	$21,031
Lantheus Holdings, Inc.(a)	228	18,306
Lattice Semiconductor Corp.(a)	909	52,713
Lear Corp.	110	12,563
Lennox International, Inc.	34	18,189
Light & Wonder, Inc.(a)	736	77,192
Lincoln Electric Holdings, Inc.	187	35,276
Lithia Motors, Inc.	206	52,005
Littelfuse, Inc.	100	25,559
LivaNova PLC(a)	863	47,310
Louisiana-Pacific Corp.	164	13,502
Lumentum Holdings, Inc.(a)	2,887	147,006
MACOM Technology Solutions Holdings, Inc.(a)	525	58,522
Macy's, Inc.	1,860	35,712
Manhattan Associates, Inc.(a)	157	38,729
ManpowerGroup, Inc.	237	16,543
Marriott Vacations Worldwide Corp.	132	11,526
Masimo Corp.(a)	136	17,128
MasTec, Inc.(a)	158	16,904
Matador Resources Co.	154	9,178
Mattel, Inc.(a)	1,081	17,577
Maximus, Inc.	396	33,937
MDU Resources Group, Inc.	617	15,487
Medpace Holdings, Inc.(a)	115	47,363
MGIC Investment Corp.	1,667	35,924
Middleby Corp.(a)	278	34,086
MKS Instruments, Inc.	409	53,407
Morningstar, Inc.	121	35,798
MP Materials Corp.(a)	1,428	18,178
MSA Safety, Inc.	193	36,224
MSC Industrial Direct Co., Inc., Class A	113	8,962
Murphy Oil Corp.	221	9,114
Murphy USA, Inc.	54	25,351
National Fuel Gas Co.	468	25,361
National Storage Affiliates Trust	556	22,918
Neogen Corp.(a)	1,069	16,708
Neurocrine Biosciences, Inc.(a)	364	50,112
New Jersey Resources Corp.	606	25,900
New York Community Bancorp, Inc.	2,358	7,593
New York Times Co., Class A	688	35,232
NewMarket Corp.	20	10,311
Nexstar Media Group, Inc.	229	38,016
NEXTracker, Inc., Class A(a)	247	11,579
NNN REIT, Inc.	182	7,753
Nordstrom, Inc.	1,621	34,398
NorthWestern Energy Group, Inc.	589	29,497
NOV, Inc.	1,173	22,299
Novanta, Inc.(a)	91	14,843
nVent Electric PLC	324	24,822
OGE Energy Corp.	832	29,702
Old National Bancorp	456	7,839
Security Description	Shares	Value
Old Republic International Corp.	659	$20,363
Olin Corp.	229	10,797
Ollie's Bargain Outlet Holdings, Inc.(a)	293	28,764
Omega Healthcare Investors, Inc.	2,110	72,267
ONE Gas, Inc.	422	26,945
Onto Innovation, Inc.(a)	251	55,110
Option Care Health, Inc.(a)	978	27,091
Ormat Technologies, Inc.	395	28,321
Oshkosh Corp.	324	35,057
Ovintiv, Inc.	187	8,765
Owens Corning	55	9,555
Park Hotels & Resorts, Inc.	776	11,624
Paylocity Holding Corp.(a)	263	34,677
PBF Energy, Inc., Class A	584	26,876
Penske Automotive Group, Inc.	355	52,902
Penumbra, Inc.(a)	123	22,136
Performance Food Group Co.(a)	505	33,386
Permian Resources Corp.	568	9,173
Perrigo Co. PLC	1,847	47,431
Pilgrim's Pride Corp.(a)	980	37,720
Pinnacle Financial Partners, Inc.	97	7,764
Planet Fitness, Inc., Class A(a)	358	26,345
PNM Resources, Inc.	777	28,718
Polaris, Inc.	334	26,156
Portland General Electric Co.	683	29,533
Post Holdings, Inc.(a)	506	52,705
PotlatchDeltic Corp.	374	14,732
Power Integrations, Inc.	741	52,011
Primerica, Inc.	178	42,111
Progyny, Inc.(a)	1,014	29,011
Prosperity Bancshares, Inc.	125	7,642
Pure Storage, Inc., Class A(a)	1,010	64,852
PVH Corp.	300	31,761
Qualys, Inc.(a)	668	95,257
QuidelOrtho Corp.(a)	501	16,643
R1 RCM, Inc.(a)	1,360	17,082
Rambus, Inc.(a)	957	56,233
Range Resources Corp.	244	8,181
Rayonier, Inc.	505	14,690
RB Global, Inc.	258	19,701
RBC Bearings, Inc.(a)	37	9,982
Regal Rexnord Corp.	60	8,113
Reinsurance Group of America, Inc.	168	34,485
Reliance, Inc.	69	19,706
RenaissanceRe Holdings Ltd.	157	35,091
Repligen Corp.(a)	363	45,760
Rexford Industrial Realty, Inc.	203	9,052
RH(a)	79	19,311
RLI Corp.	138	19,415
Roivant Sciences Ltd.(a)	4,642	49,066
Royal Gold, Inc.	160	20,026
RPM International, Inc.	102	10,983

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Ryan Specialty Holdings, Inc.	390	$22,585
Ryder System, Inc.	143	17,715
Sabra Health Care REIT, Inc.	4,777	73,566
Saia, Inc.(a)	46	21,817
Sarepta Therapeutics, Inc.(a)	402	63,516
Science Applications International Corp.	201	23,628
Scotts Miracle-Gro Co.	3,087	200,840
SEI Investments Co.	532	34,415
Selective Insurance Group, Inc.	214	20,080
Sensata Technologies Holding PLC	897	33,539
Service Corp. International	355	25,251
Silgan Holdings, Inc.	145	6,138
Silicon Laboratories, Inc.(a)	466	51,554
Simpson Manufacturing Co., Inc.	61	10,280
Skechers USA, Inc., Class A(a)	473	32,694
SLM Corp.	1,516	31,518
Sonoco Products Co.	115	5,833
Sotera Health Co.(a)	1,764	20,939
SouthState Corp.	102	7,795
Southwest Gas Holdings, Inc.	353	24,844
Southwestern Energy Co.(a)	1,225	8,244
Spire, Inc.	436	26,478
Sprouts Farmers Market, Inc.(a)	453	37,898
STAG Industrial, Inc., REIT	259	9,340
Starwood Property Trust, Inc.	372	7,046
Stericycle, Inc.(a)	354	20,578
Stifel Financial Corp.	577	48,555
Synaptics, Inc.(a)	594	52,391
Synovus Financial Corp.	196	7,877
Taylor Morrison Home Corp.(a)	818	45,350
TD SYNNEX Corp.	68	7,847
TEGNA, Inc.	2,656	37,025
Tempur Sealy International, Inc.	385	18,226
Tenet Healthcare Corp.(a)	494	65,717
Teradata Corp.(a)	1,091	37,705
Terex Corp.	645	35,372
Tetra Tech, Inc.	82	16,767
Texas Capital Bancshares, Inc.(a)	228	13,940
Texas Pacific Land Corp.	11	8,077
Texas Roadhouse, Inc.	409	70,229
Thor Industries, Inc.	281	26,259
Timken Co.	121	9,696
TKO Group Holdings, Inc.	325	35,097
Toll Brothers, Inc.	381	43,884
TopBuild Corp.(a)	44	16,952
Toro Co.	353	33,009
Travel & Leisure Co.	262	11,785
Trex Co., Inc.(a)	219	16,232
U.S. Foods Holding Corp.(a)	657	34,808
U.S. Steel Corp.	537	20,299
UFP Industries, Inc.	59	6,608
Security Description	Shares	Value
UGI Corp.	1,132	$25,923
UMB Financial Corp.	164	13,681
Under Armour, Inc., Class A(a)	2,555	17,042
Under Armour, Inc., Class C(a)	2,613	17,063
United Bankshares, Inc.	230	7,461
United Therapeutics Corp.(a)	175	55,746
Universal Display Corp.	71	14,928
Unum Group	805	41,144
Vail Resorts, Inc.	63	11,348
Valaris Ltd.(a)	285	21,232
Valley National Bancorp	1,101	7,685
Valmont Industries, Inc.	36	9,880
Valvoline, Inc.(a)	275	11,880
Vishay Intertechnology, Inc.	656	14,629
Visteon Corp.(a)	245	26,141
Vontier Corp.	897	34,265
Vornado Realty Trust, REIT	447	11,752
Voya Financial, Inc.	482	34,294
Warner Music Group Corp., Class A	1,084	33,225
Watsco, Inc.	17	7,875
Watts Water Technologies, Inc., Class A	63	11,552
Weatherford International PLC(a)	182	22,286
Webster Financial Corp.	1,149	50,085
Wendy's Co.	4,092	69,400
WESCO International, Inc.	50	7,926
Western Union Co.	2,830	34,583
Westlake Corp.	77	11,151
WEX, Inc.(a)	202	35,782
Whirlpool Corp.	204	20,849
Williams-Sonoma, Inc.	86	24,284
Wingstop, Inc.	172	72,697
Wintrust Financial Corp.	141	13,897
Wolfspeed, Inc.(a)	540	12,290
Woodward, Inc.	49	8,545
WP Carey, Inc., REIT	165	9,083
Wyndham Hotels & Resorts, Inc.	157	11,618
XPO, Inc.(a)	197	20,912
YETI Holdings, Inc.(a)	465	17,740
Ziff Davis, Inc.(a)	2,456	135,203
Zions Bancorp NA	176	7,633
ZoomInfo Technologies, Inc.(a)	2,942	37,569
TOTAL INVESTMENTS—99.8% (Cost $10,417,852)		11,643,694
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		27,362
NET ASSETS—100.0%		$11,671,056

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

INDUSTRY BREAKDOWN
As of June 30, 2024*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	4.5%
Software for Specific Uses	4.1
Commercial IT Hardware	3.7
Production Equipment	3.5
Marketed Pharmaceuticals	3.2
Transaction Services	2.7
Consumer Insurance	2.5
Content Providers	2.4
Investment Services	2.4
Restaurants	2.4
Commercial Insurance	2.4
Telecommunication Networks	2.4
Real Estate Banking	2.4
Real Estate Operators and Developers	2.4
Analog and Mixed Signal Integrated Circuits	2.3
Management and IT Services	2.3
Real Estate Rental	2.2
Personal Care Products	2.1
Processed Foods	1.9
Upstream Energy	1.8
Distribution Services	1.8
Gas and Water Utilities	1.8
Auto Products	1.8
Transportation and Consumer Auto Services	1.8
Household Care Products	1.7
Electric and Electronic Components	1.7
Non-Real Estate Banking	1.7
Mechanical and Structural Components	1.6
Semiconductor Services and Equipment	1.6
Specialty Industrial Services	1.6
Consumer Equipment Retail	1.6
Medical Devices	1.6
Medical Research Services and Equipment	1.6
Hospital Equipment	1.5
Digital Integrated Circuits	1.4
Consumer Equipment Manufacture	1.4
Clinical Stage Pharmaceuticals	1.3
Regulated Electric Utilities	1.3
Food Distributors	1.2
Metals	1.2
Internet Services	1.2
Accessories and Footwear	1.2
Chemicals	1.1
Other Raw Materials	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Branded Apparel	1.1%
Internet Search and Social Networks	1.1
Primary Foods	0.9
Apparel and Accessory Retailers	0.9
Downstream Energy	0.9
Midstream Energy	0.9
Securities Brokers and Dealers	0.8
Software for Specific Industries	0.6
Consumer Electronics	0.6
Competitive Electric Utilities	0.5
Vitamins and Nutritional Supplements	0.5
Consumer Services	0.4
Other Pharmaceuticals	0.4
Alcohol and Tobacco	0.3
Healthcare Insurance	0.2
Industrial Conglomerates	0.2
Transport Aerospace and Defense Equipment	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.9%
3D Systems Corp.(a)	6,934	$21,287
A10 Networks, Inc.	9,939	137,655
AAR Corp.(a)	251	18,248
Abercrombie & Fitch Co., Class A(a)	109	19,385
ABM Industries, Inc.	411	20,784
Academy Sports & Outdoors, Inc.	781	41,588
Acadia Realty Trust, REIT	599	10,734
ACI Worldwide, Inc.(a)	630	24,942
AdaptHealth Corp.(a)	4,477	44,770
Addus HomeCare Corp.(a)	172	19,971
Adeia, Inc.	2,647	29,607
Adtalem Global Education, Inc.(a)	404	27,557
Advance Auto Parts, Inc.	321	20,329
Advanced Energy Industries, Inc.	236	25,667
AdvanSix, Inc.	984	22,553
AeroVironment, Inc.(a)	190	34,610
Agilysys, Inc.(a)	249	25,931
Air Lease Corp.	380	18,061
Alamo Group, Inc.	100	17,300
Alarm.com Holdings, Inc.(a)	2,184	138,771
Alaska Air Group, Inc.(a)	1,005	40,602
Albany International Corp., Class A	347	29,304
Alexander & Baldwin, Inc.	628	10,651
Alkermes PLC(a)	1,380	33,258
Allegiant Travel Co.	790	39,682
Alpha & Omega Semiconductor Ltd.(a)	2,244	83,858
Alpha Metallurgical Resources, Inc.	38	10,660
Ambac Financial Group, Inc.(a)	1,620	20,768
AMC Networks, Inc., Class A(a)	6,453	62,336
American Assets Trust, Inc., REIT	520	11,638
American Axle & Manufacturing Holdings, Inc.(a)	4,890	34,181
American Eagle Outfitters, Inc.	987	19,701
American States Water Co.	667	48,404
American Woodmark Corp.(a)	178	13,991
Ameris Bancorp	63	3,172
AMERISAFE, Inc.	1,197	52,536
AMN Healthcare Services, Inc.(a)	202	10,348
Amphastar Pharmaceuticals, Inc.(a)	1,337	53,480
Andersons, Inc.	701	34,770
ANI Pharmaceuticals, Inc.(a)	866	55,147
Apogee Enterprises, Inc.	203	12,756
Apollo Commercial Real Estate Finance, Inc., REIT	287	2,810
Apple Hospitality REIT, Inc.	880	12,795
Arbor Realty Trust, Inc.	208	2,985
ArcBest Corp.	118	12,635
Arch Resources, Inc.	78	11,874
Archrock, Inc.	684	13,830
Arcosa, Inc.	301	25,106
Arcus Biosciences, Inc.(a)	1,595	24,292
Arlo Technologies, Inc.(a)	1,583	20,642
Security Description	Shares	Value
Armada Hoffler Properties, Inc., REIT	1,021	$11,323
ARMOUR Residential REIT, Inc.	495	9,593
Armstrong World Industries, Inc.	130	14,721
Artisan Partners Asset Management, Inc., Class A	1,455	60,048
Artivion, Inc.(a)	798	20,469
Asbury Automotive Group, Inc.(a)	87	19,825
Assured Guaranty Ltd.	671	51,768
Astec Industries, Inc.	575	17,055
Astrana Health, Inc.(a)	1,713	69,479
ATI, Inc.(a)	225	12,476
Atlantic Union Bankshares Corp.	94	3,088
Avanos Medical, Inc.(a)	957	19,063
Avista Corp.	1,368	47,347
Axcelis Technologies, Inc.(a)	92	13,081
Axos Financial, Inc.(a)	323	18,459
AZZ, Inc.	153	11,819
B Riley Financial, Inc.	819	14,447
B&G Foods, Inc.	2,196	17,744
Badger Meter, Inc.	107	19,939
Balchem Corp.	57	8,775
Banc of California, Inc.	226	2,888
BancFirst Corp.	34	2,982
Bancorp, Inc.(a)	619	23,373
Bank of Hawaii Corp.	304	17,392
BankUnited, Inc.	106	3,103
Banner Corp.	65	3,227
Barnes Group, Inc.	261	10,808
Benchmark Electronics, Inc.	1,132	44,669
Berkshire Hills Bancorp, Inc.	136	3,101
BGC Group, Inc., Class A	3,650	30,295
BioLife Solutions, Inc.(a)	1,673	35,852
BJ's Restaurants, Inc.(a)	620	21,514
BlackLine, Inc.(a)	495	23,983
Blackstone Mortgage Trust, Inc., Class A	165	2,874
Bloomin' Brands, Inc.	1,156	22,230
Boise Cascade Co.	132	15,737
Boot Barn Holdings, Inc.(a)	202	26,044
Box, Inc., Class A(a)	865	22,871
Brady Corp., Class A	308	20,334
Brandywine Realty Trust, REIT	2,953	13,229
Bread Financial Holdings, Inc.	518	23,082
Brightsphere Investment Group, Inc.	2,585	57,309
Brinker International, Inc.(a)	323	23,382
Bristow Group, Inc.(a)	397	13,311
Brookline Bancorp, Inc.	352	2,939
Buckle, Inc.	1,426	52,676
Cable One, Inc.	115	40,710
Cactus, Inc., Class A	255	13,449
Calavo Growers, Inc.	1,338	30,373
Caleres, Inc.	739	24,830
California Resources Corp.	596	31,719

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
California Water Service Group	984	$47,714
Calix, Inc.(a)	2,853	101,082
Cal-Maine Foods, Inc.	576	35,199
Capitol Federal Financial, Inc.	3,257	17,881
CareTrust REIT, Inc.	2,684	67,368
Cargurus, Inc.(a)	1,597	41,841
Carpenter Technology Corp.	125	13,698
Cars.com, Inc.(a)	2,039	40,168
Catalyst Pharmaceuticals, Inc.(a)	2,995	46,393
Cathay General Bancorp	80	3,018
Cavco Industries, Inc.(a)	80	27,694
Centerspace, REIT	166	11,227
Central Garden & Pet Co.(a)	243	9,356
Central Garden & Pet Co., Class A(a)	281	9,281
Central Pacific Financial Corp.	857	18,168
Century Aluminum Co.(a)	781	13,082
Century Communities, Inc.	354	28,908
Certara, Inc.(a)	4,542	62,907
CEVA, Inc.(a)	4,469	86,207
Cheesecake Factory, Inc.	551	21,649
Chefs' Warehouse, Inc.(a)	1,576	61,637
Chesapeake Utilities Corp.	442	46,940
Chuy's Holdings, Inc.(a)	836	21,669
Cinemark Holdings, Inc.(a)	5,531	119,580
City Holding Co.	165	17,531
Clearwater Paper Corp.(a)	800	38,776
Clearway Energy, Inc., Class A	965	21,867
Clearway Energy, Inc., Class C	880	21,727
Cogent Communications Holdings, Inc.	776	43,797
Cohen & Steers, Inc.	826	59,935
Cohu, Inc.(a)	958	31,710
Collegium Pharmaceutical, Inc.(a)	1,062	34,196
Comerica, Inc.	540	27,562
Community Financial System, Inc.	587	27,712
Community Healthcare Trust, Inc., REIT	2,895	67,714
Compass Minerals International, Inc.	1,037	10,712
Comstock Resources, Inc.	2,596	26,946
CONMED Corp.	261	18,093
CONSOL Energy, Inc.(a)	124	12,652
Consolidated Communications Holdings, Inc.(a)	9,303	40,933
Corcept Therapeutics, Inc.(a)	1,167	37,916
Core Laboratories, Inc.	706	14,325
CoreCivic, Inc.(a)	1,248	16,199
Corsair Gaming, Inc.(a)	2,660	29,366
CorVel Corp.(a)	93	23,647
Cracker Barrel Old Country Store, Inc.	490	20,658
Cross Country Healthcare, Inc.(a)	750	10,380
CSG Systems International, Inc.	714	29,395
CTS Corp.	1,004	50,833
Cushman & Wakefield PLC(a)	2,771	28,818
Customers Bancorp, Inc.(a)	576	27,637
Security Description	Shares	Value
CVB Financial Corp.	180	$3,103
CVR Energy, Inc.	1,901	50,890
Cytek Biosciences, Inc.(a)	6,016	33,569
Dana, Inc.	2,723	33,003
Dave & Buster's Entertainment, Inc.(a)	333	13,257
Deluxe Corp.	2,354	52,871
Designer Brands, Inc., Class A	3,541	24,185
DiamondRock Hospitality Co., REIT	1,544	13,047
Digi International, Inc.(a)	3,026	69,386
DigitalOcean Holdings, Inc.(a)	1,160	40,310
Dime Community Bancshares, Inc.	159	3,244
Dine Brands Global, Inc.	585	21,177
Diodes, Inc.(a)	944	67,902
DNOW, Inc.(a)	971	13,332
Donnelley Financial Solutions, Inc.(a)	1,007	60,037
Dorian LPG Ltd.	1,249	52,408
Dorman Products, Inc.(a)	279	25,523
DoubleVerify Holdings, Inc.(a)	1,207	23,500
Douglas Emmett, Inc.	1,019	13,563
Dril-Quip, Inc.(a)	719	13,373
DXC Technology Co.(a)	3,786	72,275
DXP Enterprises, Inc.(a)	363	16,640
Dycom Industries, Inc.(a)	142	23,964
Dynavax Technologies Corp.(a)	2,928	32,881
Eagle Bancorp, Inc.	177	3,345
Easterly Government Properties, Inc., REIT	1,112	13,755
EchoStar Corp., Class A(a)	3,874	68,996
Edgewell Personal Care Co.	1,057	42,481
Ellington Financial, Inc., REIT	800	9,664
Elme Communities, REIT	722	11,501
Embecta Corp.	10,564	132,050
Employers Holdings, Inc.	1,233	52,563
Encore Capital Group, Inc.(a)	500	20,865
Encore Wire Corp.	177	51,300
Energizer Holdings, Inc.	1,436	42,419
Enerpac Tool Group Corp.	668	25,504
Enhabit, Inc.(a)	2,303	20,543
Enova International, Inc.(a)	347	21,601
Enpro, Inc.	71	10,335
Ensign Group, Inc.	169	20,904
Envestnet, Inc.(a)	375	23,471
Enviri Corp.(a)	1,483	12,798
ePlus, Inc.(a)	930	68,522
ESCO Technologies, Inc.	195	20,483
Essential Properties Realty Trust, Inc., REIT	406	11,250
Ethan Allen Interiors, Inc.	615	17,152
EVERTEC, Inc.	879	29,227
eXp World Holdings, Inc.	2,722	30,718
Extreme Networks, Inc.(a)	5,553	74,688
EZCORP, Inc., Class A(a)	2,023	21,181
Fabrinet(a)	189	46,265
FB Financial Corp.	80	3,122

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Federal Signal Corp.	206	$17,236
First Bancorp	1,186	21,692
First Bancorp	94	3,000
First Commonwealth Financial Corp.	221	3,052
First Financial Bancorp	140	3,111
First Hawaiian, Inc.	145	3,010
Foot Locker, Inc.	2,102	52,382
FormFactor, Inc.(a)	522	31,597
Fortrea Holdings, Inc.(a)	1,410	32,909
Forward Air Corp.	912	17,364
Four Corners Property Trust, Inc., REIT	427	10,534
Fox Factory Holding Corp.(a)	549	26,456
Franklin BSP Realty Trust, Inc.	758	9,551
Franklin Electric Co., Inc.	530	51,050
Fresh Del Monte Produce, Inc.	1,544	33,736
Frontdoor, Inc.(a)	579	19,564
Fulgent Genetics, Inc.(a)	1,769	34,708
Fulton Financial Corp.	181	3,073
Gentherm, Inc.(a)	1,014	50,011
Genworth Financial, Inc., Class A(a)	8,535	51,551
GEO Group, Inc.(a)	1,108	15,911
Getty Realty Corp., REIT	391	10,424
Gibraltar Industries, Inc.(a)	182	12,476
G-III Apparel Group Ltd.(a)	1,272	34,433
Glaukos Corp.(a)	164	19,409
Global Net Lease, Inc., REIT	1,876	13,789
GMS, Inc.(a)	188	15,155
Gogo, Inc.(a)	7,365	70,851
Golden Entertainment, Inc.	493	15,337
Goosehead Insurance, Inc., Class A(a)	498	28,605
Granite Construction, Inc.	409	25,346
Green Brick Partners, Inc.(a)	506	28,963
Green Dot Corp., Class A(a)	3,206	30,297
Green Plains, Inc.(a)	2,234	35,431
Greenbrier Cos., Inc.	357	17,689
Griffon Corp.	948	60,539
Grocery Outlet Holding Corp.(a)	2,945	65,143
Group 1 Automotive, Inc.	65	19,323
Guess?, Inc.	963	19,645
Hain Celestial Group, Inc.(a)	2,670	18,450
Hanesbrands, Inc.(a)	6,774	33,396
Hanmi Financial Corp.	191	3,194
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	645	19,092
Harmonic, Inc.(a)	9,006	106,001
Harmony Biosciences Holdings, Inc.(a)	1,550	46,764
Haverty Furniture Cos., Inc.	3,733	94,408
Hawkins, Inc.	262	23,842
Haynes International, Inc.	203	11,916
Hayward Holdings, Inc.(a)	1,100	13,530
HB Fuller Co.	108	8,312
HCI Group, Inc.	537	49,495
Security Description	Shares	Value
Healthcare Services Group, Inc.(a)	1,982	$20,970
HealthStream, Inc.	2,442	68,132
Heartland Express, Inc.	1,086	13,390
Heidrick & Struggles International, Inc.	335	10,579
Helix Energy Solutions Group, Inc.(a)	1,249	14,913
Helmerich & Payne, Inc.	386	13,950
Heritage Financial Corp.	172	3,101
Hertz Global Holdings, Inc.(a)	6,220	21,957
Hibbett, Inc.	466	40,640
Highwoods Properties, Inc.	525	13,792
Hillenbrand, Inc.	579	23,172
Hilltop Holdings, Inc.	100	3,128
HNI Corp.	388	17,468
Hope Bancorp, Inc.	290	3,115
Horace Mann Educators Corp.	1,547	50,463
Hub Group, Inc., Class A	452	19,459
Hudson Pacific Properties, Inc.	2,732	13,141
IAC, Inc.(a)	850	39,823
Ichor Holdings Ltd.(a)	347	13,377
ICU Medical, Inc.(a)	160	19,000
Inari Medical, Inc.(a)	406	19,549
Independent Bank Corp.	64	3,246
Independent Bank Group, Inc.	68	3,095
Ingevity Corp.(a)	190	8,305
Innospec, Inc.	70	8,651
Innovative Industrial Properties, Inc., REIT	105	11,468
Innoviva, Inc.(a)	2,122	34,801
Insight Enterprises, Inc.(a)	84	16,662
Installed Building Products, Inc.	65	13,369
Insteel Industries, Inc.	409	12,663
Integer Holdings Corp.(a)	159	18,411
Integra LifeSciences Holdings Corp.(a)	630	18,358
Inter Parfums, Inc.	370	42,931
InterDigital, Inc.	247	28,790
Interface, Inc.	864	12,684
Ironwood Pharmaceuticals, Inc.(a)	5,796	37,790
Itron, Inc.(a)	189	18,703
J & J Snack Foods Corp.	113	18,348
Jack in the Box, Inc.	929	47,323
Jackson Financial, Inc., Class A	735	54,581
JBG SMITH Properties	920	14,012
JetBlue Airways Corp.(a)	7,440	45,310
John B Sanfilippo & Son, Inc.	192	18,657
John Bean Technologies Corp.	249	23,648
John Wiley & Sons, Inc., Class A	1,261	51,323
Kaiser Aluminum Corp.	326	28,655
Kelly Services, Inc., Class A	531	11,369
Kennametal, Inc.	1,026	24,152
Kennedy-Wilson Holdings, Inc.	1,159	11,265
KKR Real Estate Finance Trust, Inc., REIT	311	2,815
Knowles Corp.(a)	2,900	50,054
Kohl's Corp.	1,341	30,830

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Kontoor Brands, Inc.	497	$32,877
Koppers Holdings, Inc.	577	21,343
Korn Ferry	171	11,481
Krystal Biotech, Inc.(a)	150	27,546
Kulicke & Soffa Industries, Inc.	281	13,822
Lakeland Financial Corp.	421	25,900
La-Z-Boy, Inc.	499	18,603
LCI Industries	503	52,000
Leggett & Platt, Inc.	1,525	17,477
LeMaitre Vascular, Inc.	230	18,924
Leslie's, Inc.(a)	22,190	92,976
LGI Homes, Inc.(a)	308	27,563
Liberty Energy, Inc.	615	12,847
Ligand Pharmaceuticals, Inc.(a)	676	56,960
Lincoln National Corp.	665	20,682
Lindsay Corp.	149	18,309
Liquidity Services, Inc.(a)	2,112	42,198
LiveRamp Holdings, Inc.(a)	771	23,855
LTC Properties, Inc., REIT	604	20,838
Lumen Technologies, Inc.(a)	35,893	39,482
LXP Industrial Trust, REIT	1,280	11,674
M/I Homes, Inc.(a)	236	28,825
Macerich Co.	720	11,117
Madison Square Garden Sports Corp.(a)	72	13,545
Magnolia Oil & Gas Corp., Class A	1,215	30,788
Marathon Digital Holdings, Inc.(a)	1,488	29,537
Marcus & Millichap, Inc.	940	29,629
MarineMax, Inc.(a)	633	20,490
Marten Transport Ltd.	729	13,450
Masterbrand, Inc.(a)	927	13,608
Materion Corp.	108	11,678
Mativ Holdings, Inc.	1,751	29,697
Matson, Inc.	109	14,276
Matthews International Corp., Class A	638	15,982
MaxLinear, Inc.(a)	4,962	99,935
Medical Properties Trust, Inc.	13,940	60,081
Mercer International, Inc.	3,443	29,403
Mercury General Corp.	1,000	53,140
Mercury Systems, Inc.(a)	665	17,948
Merit Medical Systems, Inc.(a)	224	19,253
Meritage Homes Corp.	179	28,971
Mesa Laboratories, Inc.	369	32,018
Metallus, Inc.(a)	576	11,676
MGE Energy, Inc.	615	45,953
MGP Ingredients, Inc.	907	67,481
Middlesex Water Co.	911	47,609
MillerKnoll, Inc.	673	17,828
Minerals Technologies, Inc.	104	8,649
Mister Car Wash, Inc.(a)	2,803	19,957
Moelis & Co., Class A	321	18,252
Monarch Casino & Resort, Inc.	214	14,580
Monro, Inc.	838	19,995
Security Description	Shares	Value
Moog, Inc., Class A	160	$26,768
Movado Group, Inc.	1,158	28,788
Mr Cooper Group, Inc.(a)	415	33,710
Mueller Industries, Inc.	924	52,613
Myers Industries, Inc.	686	9,179
MYR Group, Inc.(a)	183	24,835
Myriad Genetics, Inc.(a)	730	17,856
N-able, Inc.(a)	1,598	24,338
Nabors Industries Ltd.(a)	209	14,872
National Bank Holdings Corp., Class A	702	27,413
National Beverage Corp.	386	19,779
National HealthCare Corp.	198	21,463
National Presto Industries, Inc.	545	40,946
National Vision Holdings, Inc.(a)	2,158	28,248
Navient Corp.	1,423	20,719
NBT Bancorp, Inc.	80	3,088
NCR Atleos Corp.(a)	1,022	27,614
NCR Voyix Corp.(a)	2,310	28,529
NeoGenomics, Inc.(a)	1,284	17,809
NetScout Systems, Inc.(a)	3,830	70,051
New York Mortgage Trust, Inc.	1,598	9,332
Newell Brands, Inc.	2,425	15,544
NexPoint Residential Trust, Inc., REIT	302	11,932
NMI Holdings, Inc., Class A(a)	639	21,752
Northern Oil & Gas, Inc.	782	29,067
Northwest Bancshares, Inc.	1,580	18,249
Northwest Natural Holding Co.	1,321	47,701
Nu Skin Enterprises, Inc., Class A	3,264	34,403
NV5 Global, Inc.(a)	283	26,311
Oceaneering International, Inc.(a)	600	14,196
ODP Corp.(a)	1,062	41,705
OFG Bancorp	704	26,365
O-I Glass, Inc.(a)	2,469	27,480
Olympic Steel, Inc.	259	11,611
OmniAb, Inc.(a),(b)	198	—
OmniAb, Inc.(a),(b)	198	—
Omnicell, Inc.(a)	660	17,866
OPENLANE, Inc.(a)	1,247	20,688
Organon & Co.	1,659	34,341
OSI Systems, Inc.(a)	150	20,628
Otter Tail Corp.	543	47,561
Outfront Media, Inc.	768	10,982
Owens & Minor, Inc.(a)	3,038	41,013
Oxford Industries, Inc.	206	20,631
Pacific Premier Bancorp, Inc.	137	3,147
Pacira BioSciences, Inc.(a)	1,200	34,332
Palomar Holdings, Inc.(a)	633	51,368
Papa John's International, Inc.	1,084	50,926
Par Pacific Holdings, Inc.(a)	2,067	52,192
Park National Corp.	21	2,989
Pathward Financial, Inc.	484	27,380
Patrick Industries, Inc.	245	26,595

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Patterson Cos., Inc.	2,240	$54,029
Patterson-UTI Energy, Inc.	1,290	13,364
Payoneer Global, Inc.(a)	5,298	29,351
PC Connection, Inc.	269	17,270
PDF Solutions, Inc.(a)	385	14,006
Peabody Energy Corp.	525	11,613
Pebblebrook Hotel Trust	911	12,526
Pediatrix Medical Group, Inc.(a)	9,338	70,502
Penn Entertainment, Inc.(a)	835	16,161
PennyMac Mortgage Investment Trust, REIT	702	9,653
Perdoceo Education Corp.	1,221	26,154
Perficient, Inc.(a)	911	68,134
Phibro Animal Health Corp., Class A	3,142	52,691
Phillips Edison & Co., Inc., REIT	323	10,565
Phinia, Inc.	494	19,444
Photronics, Inc.(a)	522	12,878
Piper Sandler Cos.	84	19,334
Pitney Bowes, Inc.	3,911	19,868
PJT Partners, Inc., Class A	165	17,805
Plexus Corp.(a)	995	102,664
Powell Industries, Inc.	151	21,653
PRA Group, Inc.(a)	1,037	20,387
Preferred Bank	37	2,793
Premier, Inc., Class A	2,760	51,529
Prestige Consumer Healthcare, Inc.(a)	841	57,903
PriceSmart, Inc.	773	62,768
Privia Health Group, Inc.(a)	968	16,824
ProAssurance Corp.(a)	4,063	49,650
PROG Holdings, Inc.	588	20,392
Progress Software Corp.	455	24,688
ProPetro Holding Corp.(a)	1,539	13,343
Proto Labs, Inc.(a)	1,662	51,339
Provident Financial Services, Inc.	213	3,057
Quaker Chemical Corp.	50	8,485
Quanex Building Products Corp.	503	13,908
QuinStreet, Inc.(a)	1,054	17,486
Radian Group, Inc.	675	20,993
RadNet, Inc.(a)	291	17,146
Ready Capital Corp., REIT	348	2,847
Redwood Trust, Inc., REIT	1,487	9,651
REGENXBIO, Inc.(a)	2,178	25,483
Renasant Corp.	101	3,085
Resideo Technologies, Inc.(a)	744	14,553
Retail Opportunity Investments Corp., REIT	846	10,516
REX American Resources Corp.(a)	738	33,645
Robert Half, Inc.	175	11,197
Rogers Corp.(a)	71	8,563
RPC, Inc.	2,080	13,000
Rush Enterprises, Inc., Class A	400	16,748
RXO, Inc.(a)	630	16,475
S&T Bancorp, Inc.	95	3,172
Sabre Corp.(a)	15,602	41,657
Security Description	Shares	Value
Safehold, Inc.	601	$11,593
Safety Insurance Group, Inc.	677	50,795
Sally Beauty Holdings, Inc.(a)	3,910	41,954
Sanmina Corp.(a)	1,533	101,561
Saul Centers, Inc., REIT	285	10,479
ScanSource, Inc.(a)	385	17,059
Scholastic Corp.	1,482	52,567
Schrodinger, Inc.(a)	3,279	63,416
Seacoast Banking Corp. of Florida	130	3,073
Sealed Air Corp.	790	27,484
Select Medical Holdings Corp.	2,000	70,120
Semtech Corp.(a)	2,289	68,395
Sensient Technologies Corp.	298	22,109
Service Properties Trust, REIT	2,570	13,210
ServisFirst Bancshares, Inc.	50	3,160
Shake Shack, Inc., Class A(a)	571	51,390
Shenandoah Telecommunications Co.	2,551	41,658
Shoe Carnival, Inc.	693	25,565
Shutterstock, Inc.	1,000	38,700
Signet Jewelers Ltd.	334	29,920
Simmons First National Corp., Class A	176	3,094
Simply Good Foods Co.(a)	506	18,282
Simulations Plus, Inc.	1,451	70,548
SiriusPoint Ltd.(a)	4,211	51,374
SITE Centers Corp., REIT	712	10,324
SiTime Corp.(a)	547	68,036
Six Flags Entertainment Corp.	499	16,537
SJW Group	901	48,852
SkyWest, Inc.(a)	526	43,169
SL Green Realty Corp.	236	13,367
SM Energy Co.	631	27,278
SMART Global Holdings, Inc.(a)	4,034	92,258
SolarEdge Technologies, Inc.(a)	635	16,040
Sonic Automotive, Inc., Class A	360	19,609
Sonos, Inc.(a)	1,909	28,177
Southside Bancshares, Inc.	115	3,175
SpartanNash Co.	3,278	61,495
Sprinklr, Inc., Class A(a)	2,560	24,627
SPS Commerce, Inc.(a)	124	23,332
SPX Technologies, Inc.(a)	373	53,018
St. Joe Co.	207	11,323
STAAR Surgical Co.(a)	410	19,520
Standard Motor Products, Inc.	1,221	33,858
Standex International Corp.	372	59,948
Stellar Bancorp, Inc.	136	3,123
Stepan Co.	99	8,312
StepStone Group, Inc., Class A	1,360	62,410
Steven Madden Ltd.	662	28,003
Stewart Information Services Corp.	471	29,240
StoneX Group, Inc.(a)	412	31,028
Strategic Education, Inc.	235	26,005
Stride, Inc.(a)	375	26,438

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Sturm Ruger & Co., Inc.	1,198	$49,897
Summit Hotel Properties, Inc., REIT	2,184	13,082
Sun Country Airlines Holdings, Inc.(a)	4,114	51,672
SunCoke Energy, Inc.	1,266	12,407
SunPower Corp.(a)	16,717	49,482
Sunrun, Inc.(a)	3,530	41,866
Sunstone Hotel Investors, Inc.	1,271	13,295
Supernus Pharmaceuticals, Inc.(a)	1,733	46,358
Sylvamo Corp.	416	28,538
Talos Energy, Inc.(a)	2,828	34,360
Tandem Diabetes Care, Inc.(a)	2,984	120,225
Tanger, Inc.	385	10,437
TechTarget, Inc.(a)	548	17,081
Telephone & Data Systems, Inc.	3,441	71,332
Tennant Co.	251	24,708
Thryv Holdings, Inc.(a)	2,130	37,957
Tidewater, Inc.(a)	130	12,377
Titan International, Inc.(a)	1,414	10,478
Tompkins Financial Corp.	67	3,276
Tootsie Roll Industries, Inc.	633	19,351
Topgolf Callaway Brands Corp.(a)	3,373	51,607
TreeHouse Foods, Inc.(a)	522	19,126
Tri Pointe Homes, Inc.(a)	773	28,794
Trinity Industries, Inc.	621	18,580
TripAdvisor, Inc.(a)	2,240	39,894
Triumph Financial, Inc.(a)	361	29,512
Triumph Group, Inc.(a)	1,808	27,861
Trupanion, Inc.(a)	1,913	56,242
TrustCo Bank Corp.	634	18,240
Trustmark Corp.	103	3,094
TTM Technologies, Inc.(a)	2,805	54,501
Two Harbors Investment Corp.	745	9,841
U.S. Physical Therapy, Inc.	178	16,451
U.S. Silica Holdings, Inc.(a)	825	12,746
UFP Technologies, Inc.(a)	89	23,484
Ultra Clean Holdings, Inc.(a)	267	13,083
UniFirst Corp.	132	22,642
United Community Banks, Inc.	119	3,030
United Fire Group, Inc.	2,467	53,016
United Natural Foods, Inc.(a)	4,608	60,365
Uniti Group, Inc., REIT	4,099	11,969
Unitil Corp.	945	48,942
Universal Corp.	1,454	70,068
Universal Health Realty Income Trust, REIT	349	13,660
Upbound Group, Inc.	1,297	39,818
Urban Edge Properties	581	10,731
Urban Outfitters, Inc.(a)	1,183	48,562
USANA Health Sciences, Inc.(a)	411	18,594
Varex Imaging Corp.(a)	2,243	33,039
Vector Group Ltd.	6,413	67,785
Security Description	Shares	Value
Veeco Instruments, Inc.(a)	280	$13,079
Vericel Corp.(a)	3,199	146,770
Veris Residential, Inc., REIT	895	13,425
Veritex Holdings, Inc.	147	3,100
Verra Mobility Corp.(a)	1,135	30,872
Vestis Corp.	1,735	21,219
VF Corp.	2,125	28,688
Viad Corp.(a)	494	16,796
Viasat, Inc.(a)	3,027	38,443
Viavi Solutions, Inc.(a)	4,050	27,824
Vicor Corp.(a)	745	24,704
Victoria's Secret & Co.(a)	1,142	20,179
Vir Biotechnology, Inc.(a)	2,772	24,671
Virtu Financial, Inc., Class A	1,235	27,726
Virtus Investment Partners, Inc.	273	61,657
Vista Outdoor, Inc.(a)	1,411	53,124
Vital Energy, Inc.(a)	693	31,060
Wabash National Corp.	838	18,302
WaFd, Inc.	643	18,377
Walker & Dunlop, Inc.	356	34,959
Warrior Met Coal, Inc.	186	11,675
WD-40 Co.	102	22,403
Werner Enterprises, Inc.	355	12,720
Westamerica BanCorp	63	3,057
Whitestone REIT	775	10,315
Winnebago Industries, Inc.	919	49,810
WisdomTree, Inc.	6,137	60,818
WK Kellogg Co.	1,035	17,036
Wolverine World Wide, Inc.	2,312	31,258
World Acceptance Corp.(a)	168	20,761
World Kinect Corp.	1,984	51,187
Worthington Enterprises, Inc.	200	9,466
Worthington Steel, Inc.	400	13,344
WSFS Financial Corp.	68	3,196
Xencor, Inc.(a)	1,313	24,855
Xenia Hotels & Resorts, Inc., REIT	891	12,768
Xerox Holdings Corp.	2,124	24,681
XPEL, Inc.(a)	672	23,896
Yelp, Inc.(a)	1,117	41,273
TOTAL INVESTMENTS—99.9% (Cost $15,396,831)		17,252,274
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		18,963
NET ASSETS—100.0%		$17,271,237

(a)	Non-income producing security.
(b)	Fair valued by Adviser.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

INDUSTRY BREAKDOWN
As of June 30, 2024*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	3.6%
Commercial IT Hardware	3.3
Software for Specific Uses	3.0
Upstream Energy	2.6
Non-Real Estate Banking	2.6
Consumer Insurance	2.5
Auto Products	2.5
Real Estate Banking	2.5
Real Estate Operators and Developers	2.5
Investment Services	2.4
Marketed Pharmaceuticals	2.4
Medical Devices	2.4
Telecommunication Networks	2.4
Management and IT Services	2.4
Transportation and Consumer Auto Services	2.3
Real Estate Rental	2.3
Consumer Equipment Retail	2.3
Content Providers	2.3
Commercial Insurance	2.2
Mechanical and Structural Components	2.1
Consumer Equipment Manufacture	2.1
Apparel and Accessory Retailers	2.0
Transaction Services	1.9
Software for Specific Industries	1.8
Food Distributors	1.8
Specialty Industrial Services	1.8
Restaurants	1.7
Electric and Electronic Components	1.7
Distribution Services	1.7
Production Equipment	1.7
Analog and Mixed Signal Integrated Circuits	1.7
Gas and Water Utilities	1.7
Other Pharmaceuticals	1.6
Contract Electronics Services	1.4
Hospital Equipment	1.4
Semiconductor Services and Equipment	1.3
Alcohol and Tobacco	1.2
Chemicals	1.2
Primary Foods	1.2
Internet Search and Social Networks	1.2
Other Raw Materials	1.2
Branded Apparel	1.2
Healthcare Products Distribution	1.1
Digital Integrated Circuits	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Processed Foods	1.1%
Metals	1.1
Competitive Electric Utilities	1.0
Online Distribution Networks	0.9
Downstream Energy	0.9
Transport Aerospace and Defense Equipment	0.9
Regulated Electric Utilities	0.8
Consumer Electronics	0.8
Medical Research Services and Equipment	0.8
Clinical Stage Pharmaceuticals	0.7
Industrial Conglomerates	0.7
Personal Care Products	0.7
Accessories and Footwear	0.7
Securities Brokers and Dealers	0.5
Midstream Energy	0.3
Household Care Products	0.2
Internet Services	0.2
Consumer Paper Products	0.2
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market ETF
Schedule of Investments
June 30, 2024 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—100.0%
Syntax Stratified LargeCap ETF(a)	240,210	$18,032,036
Syntax Stratified MidCap ETF(a)	50,491	2,142,571
Syntax Stratified SmallCap ETF(a)	24,743	1,068,571
TOTAL INVESTMENTS—100.0% (Cost $19,446,219)		21,243,178
OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%*		10,191
NET ASSETS—100.0%		$21,253,369

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions
Syntax Stratified LargeCap ETF	$15,275,554	$3,946,950	$(1,991,807)	$228,827	$572,512	$18,032,036	240,210	$—	$—
Syntax Stratified MidCap ETF	1,813,862	485,854	(221,621)	16,306	48,170	2,142,571	50,491	—	—
Syntax Stratified SmallCap ETF	912,475	302,545	(108,444)	4,970	(42,975)	1,068,571	24,743	—	—
Total	$18,001,891	$4,735,349	$(2,321,872)	$250,103	$577,707	$21,243,178	315,444	$—	$—

*	Amount shown represents less than 0.05% of net assets.

ETF=Exchange Traded Fund
PORTFOLIO COMPOSITION
AS OF June 30, 2024
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	84.9%
Mid Cap ETF	10.1
Small Cap ETF	5.0
Other Assets in Excess of Liabilities	0.0*
Total	100.0%

*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments
June 30, 2024 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—96.8%
Syntax Stratified LargeCap ETF(a)	354,231	$26,591,342
Syntax Stratified MidCap ETF(a)	74,452	3,159,348
Syntax Stratified SmallCap ETF(a)	36,487	1,575,757
TOTAL EXCHANGE-TRADED FUNDS (Cost $27,758,937)		$31,326,447
TOTAL PURCHASED OPTIONS—3.1% (Cost $2,434,434)		$989,352
TOTAL INVESTMENTS—99.9% (Cost $30,193,371)		32,315,799
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		37,661
NET ASSETS—100.0%		$32,353,460

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions
Syntax Stratified LargeCap ETF	$27,707,333	$—	$(2,620,043)	$350,717	$1,153,335	$26,591,342	354,231	$—	$—
Syntax Stratified MidCap ETF	3,290,067	37,041	(291,570)	17,737	106,073	3,159,348	74,452	—	—
Syntax Stratified SmallCap ETF	1,655,013	121,114	(144,321)	1,382	(57,431)	1,575,757	36,487	—	—
Total	$32,652,413	$158,155	$(3,055,934)	$369,836	$1,201,977	$31,326,447	465,170	$—	$—

ETF=Exchange Traded Fund

Purchased Put Options — 3.1%
Exchange-Traded Options — 3.1%

Description	Number of Contracts	Notional Amount	Cost	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	604	$32,870,888	$2,434,434	$490	12/19/25	$989,352
Total			$2,434,434			$989,352
Total Purchased Options — 3.1%			$2,434,434			$989,352

See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments  (continued)
June 30, 2024 (Unaudited)

PORTFOLIO COMPOSITION
AS OF June 30, 2024
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	82.2%
Mid Cap ETF	9.7
Small Cap ETF	4.9
Purchased Options	3.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%
See accompanying notes to financial statements.

Syntax Stratified Total Market II ETF
Schedule of Investments
June 30, 2024 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—100.0%
Syntax Stratified LargeCap ETF(a)	91,508	$6,869,304
Syntax Stratified MidCap ETF(a)	19,235	816,232
Syntax Stratified SmallCap ETF(a)	9,427	407,122
TOTAL INVESTMENTS—100.0% (Cost $6,798,873)		8,092,658
OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%*		3,958
NET ASSETS—100.0%		$8,096,616

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions
Syntax Stratified LargeCap ETF	$6,547,581	$—	$(38,743)	$2,547	$357,919	$6,869,304	91,508	$—	$—
Syntax Stratified MidCap ETF	777,638	8,695	—	—	29,899	816,232	19,235	—	—
Syntax Stratified SmallCap ETF	391,169	29,626	—	—	(13,673)	407,122	9,427	—	—
Total	$7,716,388	$38,321	$(38,743)	$2,547	$374,145	$8,092,658	120,170	$—	$—

*	Amount shown represents less than 0.05% of net assets.

ETF=Exchange Traded Fund
PORTFOLIO COMPOSITION
AS OF June 30, 2024
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	84.9%
Mid Cap ETF	10.1
Small Cap ETF	5.0
Other Assets in Excess of Liabilities	0.0*
Total	100.0%

*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
ASSETS
Investments in securities of unaffiliated issuers	$90,001,276	$11,643,694	$17,252,274
Total Investments	90,001,276	11,643,694	17,252,274
Cash	158,985	283	11,048
Receivable from investments sold	3,758,736	22,846	—
Dividends receivable	81,050	7,349	13,683
Total Assets	94,000,047	11,674,172	17,277,005
LIABILITIES
Payable for fund shares redeemed	3,759,060	—	—
Accrued Management fee	23,167	3,073	5,698
Accrued Other fees	378	43	70
Total Liabilities	3,782,605	3,116	5,768
NET ASSETS	$90,217,442	$11,671,056	$17,271,237
NET ASSETS CONSISTS OF:
Paid in Capital	$81,734,875	$10,475,359	$17,591,187
Distributable earnings (accumulated loss)	8,482,567	1,195,697	(319,950)
NET ASSETS	$90,217,442	$11,671,056	$17,271,237
NET ASSET VALUE PER SHARE	$75.18	$42.44	$43.18
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	1,200,000	275,000	400,000
COST OF INVESTMENTS	$80,786,378	$10,417,852	$15,396,831

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities (continued)
June 30, 2024 (Unaudited)

	Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF	Syntax Stratified Total Market II ETF
ASSETS
Investments in securities of unaffiliated issuers	$—	$989,352	$—
Investments in securities of affiliated issuers	21,243,178	31,326,447	8,092,658
Total Investments	21,243,178	32,315,799	8,092,658
Cash	10,895	36,987	4,226
Cash at broker	—	9,779	—
Other Assets	—	344	—
Total Assets	21,254,073	32,362,909	8,096,884
LIABILITIES
Accrued Management fee	618	9,317	236
Accrued Other fees	86	132	32
Total Liabilities	704	9,449	268
NET ASSETS	$21,253,369	$32,353,460	$8,096,616
NET ASSETS CONSISTS OF:
Paid in Capital	$19,227,926	$32,510,439	$6,801,004
Distributable earnings (accumulated loss)	2,025,443	(156,979)	1,295,612
NET ASSETS	$21,253,369	$32,353,460	$8,096,616
NET ASSET VALUE PER SHARE	$47.23	$40.44	$46.27
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	450,000	800,000	175,000
Investments in securities of unaffiliated issuers	$—	$2,434,434	$—
Investments in securities of affiliated issuers	19,446,219	27,758,937	6,798,873
TOTAL COST OF INVESTMENTS	$19,446,219	$30,193,371	$6,798,873
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations
For the period ended June 30, 2024

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $258, $0 and $85, respectively)	$906,941	$77,569	$143,589
Total Investment Income	906,941	77,569	143,589
EXPENSES
Management fee	207,969	23,444	39,071
Other fees	2,264	255	426
Total Expenses	210,233	23,699	39,497
Expense Waiver/Reimbursement	(69,323)	(5,210)	(4,341)
Net Expenses	140,910	18,489	35,156
NET INVESTMENT INCOME (LOSS)	766,031	59,080	108,433
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	96,080	(98,111)	(127,349)
Net realized gain (loss) from in-kind redemptions of investment securities	3,702,866	599,972	—
Net realized gain (loss)	3,798,946	501,861	(127,349)
Net change in unrealized appreciation (depreciation) on investments	443,462	(190,473)	(601,679)
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,242,408	311,388	(729,028)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,008,439	$370,468	$(620,595)

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations (continued)
For the period ended June 30, 2024

	Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF	Syntax Stratified Total Market II ETF
	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2024 (Unaudited)
INVESTMENT INCOME
Interest income	$—	$23	$—
Total Investment Income	—	23	—
EXPENSES
Management fee	71,456	171,104	29,733
Other fees	468	838	195
Total Expenses	71,924	171,942	29,928
Expense Waiver/Reimbursement	(68,042)	(110,987)	(28,329)
Net Expenses	3,882	60,955	1,599
NET INVESTMENT INCOME (LOSS)	(3,882)	(60,932)	(1,599)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	—	(151,371)	—
Net realized gain (loss) from transactions in affiliated investment securities	2,061	10,453	2,547
Net realized gain (loss) from in-kind redemptions of affiliated investment securities	248,042	359,383	—
Net realized gain (loss)	250,103	218,465	2,547
Net change in unrealized appreciation (depreciation) on investments	—	(1,416,779)	—
Net change in unrealized appreciation (depreciation) on affiliated investments	577,707	1,201,977	374,145
Net change in unrealized appreciation/depreciation	577,707	(214,802)	374,145
NET REALIZED AND UNREALIZED GAIN (LOSS)	827,810	3,663	376,692
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$823,928	$(57,269)	$375,093
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified LargeCap ETF		Syntax Stratified MidCap ETF
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$766,031	$1,669,146	$59,080	$115,144
Net realized gain (loss)	3,798,946	1,318,372	501,861	(34,595)
Net change in unrealized appreciation (depreciation)	443,462	9,290,508	(190,473)	1,614,649
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,008,439	12,278,026	370,468	1,695,198
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	(1,685,545)	—	(119,767)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	3,749,786	11,652,916	2,102,215	—
Cost of Shares Redeemed	(12,880,089)	(25,124,668)	(2,040,823)	(902,596)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	(9,130,303)	(13,471,752)	61,392	(902,596)
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(4,121,864)	(2,879,271)	431,860	672,835
NET ASSETS AT BEGINNING OF PERIOD	94,339,306	97,218,577	11,239,196	10,566,361
NET ASSETS AT END OF PERIOD	$90,217,442	$94,339,306	$11,671,056	$11,239,196
SHARE TRANSACTIONS:
Shares sold	50,000	175,000	50,000	—
Shares redeemed	(175,000)	(375,000)	(50,000)	(25,000)
NET INCREASE (DECREASE)	(125,000)	(200,000)	—	(25,000)

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets (continued)

	Syntax Stratified SmallCap ETF		Syntax Stratified U.S. Total Market ETF
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$108,433	$198,642	$(3,882)	$291,787
Net realized gain (loss)	(127,349)	(177,429)	250,103	441,099
Net change in unrealized appreciation (depreciation)	(601,679)	2,074,273	577,707	1,471,135
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(620,595)	2,095,486	823,928	2,204,021
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	(207,681)	—	(291,600)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	—	—	4,642,105	9,398,823
Cost of Shares Redeemed	—	(2,251,923)	(2,229,426)	(5,352,062)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	—	(2,251,923)	2,412,679	4,046,761
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(620,595)	(364,118)	3,236,607	5,959,182
NET ASSETS AT BEGINNING OF PERIOD	17,891,832	18,255,950	18,016,762	12,057,580
NET ASSETS AT END OF PERIOD	$17,271,237	$17,891,832	$21,253,369	$18,016,762
SHARE TRANSACTIONS:
Shares sold	—	—	100,000	225,000
Shares redeemed	—	(50,000)	(50,000)	(125,000)
NET INCREASE (DECREASE)	—	(50,000)	50,000	100,000

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets (continued)

	Syntax Stratified U.S. Total Market Hedged ETF		Syntax Stratified Total Market II ETF
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(60,932)	$419,263	$(1,599)	$124,771
Net realized gain (loss)	218,465	(2,205,978)	2,547	447,021
Net change in unrealized appreciation (depreciation)	(214,802)	3,810,178	374,145	538,256
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(57,269)	2,023,463	375,093	1,110,048
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	(419,412)	—	(126,201)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	—	—	—	2,099,188
Cost of Shares Redeemed	(3,045,019)	(5,741,899)	—	(3,236,977)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	(3,045,019)	(5,741,899)	—	(1,137,789)
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(3,102,288)	(4,137,848)	375,093	(153,942)
NET ASSETS AT BEGINNING OF PERIOD	35,455,748	39,593,596	7,721,523	7,875,465
NET ASSETS AT END OF PERIOD	$32,353,460	$35,455,748	$8,096,616	$7,721,523
SHARE TRANSACTIONS:
Shares sold	—	—	—	50,000
Shares redeemed	(75,000)	(150,000)	—	(75,000)
NET DECREASE	(75,000)	(150,000)	—	(25,000)
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified LargeCap ETF
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	For the Period January 2, 2019(a) to December 31, 2019
Net asset value, beginning of period	$71.20	$63.75	$71.27	$55.99	$50.73	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.61	1.16	1.03	0.92	0.88	0.84
Net realized and unrealized gain (loss)	3.37	7.54	(7.47)	15.14	5.29	10.68
Total from investment operations	3.98	8.70	(6.44)	16.06	6.17	11.52
Less Distributions from:
Net investment income	—	(1.25)	(1.08)	(0.78)	(0.82)	(0.79)
Net realized gains	—	—	—	—	(0.09)	—
Net asset value, end of period	$75.18	$71.20	$63.75	$71.27	$55.99	$50.73
Total return(c)	5.59%(d)	13.67%	(9.02)%(e)	28.76%	12.18%	28.81%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$90,217	$94,339	$97,219	$108,685	$41,989	$62,149
Ratios to average net assets:
Total expenses	0.45%(f)	0.45%	0.45%	0.45%	0.45%	0.80%(f)
Net expenses(g)	0.30%(f)	0.30%	0.30%	0.30%	0.30%	0.30%(f)
Net investment income (loss)(g)	1.66%(f)	1.75%	1.58%	1.39%	1.83%	1.80%(f)
Portfolio turnover rate(h)	14%(d)	23%	31%	25%	36%	34%(d)

(a)	Fund commenced operations on January 2, 2019.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	If the Sub-Adviser had not made a special reimbursement during the period ended December 31, 2022, the total return would have been (9.13)%.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	Syntax Stratified MidCap ETF
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	For the Period January 16, 2020(a) to December 31, 2020
Net asset value, beginning of period	$40.87	$35.22	$40.72	$34.21	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.23	0.41	0.35	0.31	0.29
Net realized and unrealized gain (loss)	1.34	5.68	(5.49)	7.14	4.22
Total from investment operations	1.57	6.09	(5.14)	7.45	4.51
Less Distributions from:
Net investment income	—	(0.44)	(0.36)	(0.28)	(0.30)
Net realized gains	—	—	—	(0.66)	—
Net asset value, end of period	$42.44	$40.87	$35.22	$40.72	$34.21
Total return(c)	3.84%(d)	17.29%	(12.61)%	21.95%	15.04%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$11,671	$11,239	$10,566	$10,181	$3,421
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.45%	0.45%(e)
Net expenses(f)	0.35%(e)	0.35%	0.35%	0.34%	0.30%(e)
Net investment income (loss)(f)	1.13%(e)	1.09%	0.97%	0.77%	1.10%(e)
Portfolio turnover rate(g)	19%(d)	44%	45%	50%	52%(d)

(a)	Fund commenced operations on January 16, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	Syntax Stratified SmallCap ETF
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	For the Period May 28, 2020(a) to December 31, 2020
Net asset value, beginning of period	$44.73	$40.57	$50.38	$43.07	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.27	0.48	0.44	0.45	0.20
Net realized and unrealized gain (loss)	(1.82)	4.20	(9.79)	10.44	13.24
Total from investment operations	(1.55)	4.68	(9.35)	10.89	13.44
Less Distributions from:
Net investment income	—	(0.52)	(0.46)	(0.47)	(0.19)
Net realized gains	—	—	—	(3.11)	(0.18)
Net asset value, end of period	$43.18	$44.73	$40.57	$50.38	$43.07
Total return(c)	(3.47)%(d)	11.57%	(18.55)%(e)	25.72%	44.82%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$17,271	$17,892	$18,256	$21,410	$17,226
Ratios to average net assets:
Total expenses	0.45%(f)	0.45%	0.45%	0.45%	0.45%(f)
Net expenses(g)	0.40%(f)	0.40%	0.40%	0.37%	0.30%(f)
Net investment income (loss)(g)	1.25%(f)	1.13%	1.01%	0.87%	0.93%(f)
Portfolio turnover rate(h)	21%(d)	47%	50%	40%	40%(d)

(a)	Fund commenced operations on May 28, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	If the Sub-Adviser had not made a special reimbursement during the period ended December 31, 2022, the total return would have been (18.68)%.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	Syntax Stratified U.S. Total Market ETF
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	For the Period March 18, 2021(a) to December 31, 2021
Net asset value, beginning of period	$45.04	$40.19	$45.42	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)	0.80	0.78	0.56
Net realized and unrealized gain (loss)	2.20	4.78	(5.34)	5.52
Total from investment operations	2.19	5.58	(4.56)	6.08
Less Distributions from:
Net investment income	—	(0.73)	(0.63)	(0.62)
Net realized gains	—	—	(0.04)	(0.04)
Net asset value, end of period	$47.23	$45.04	$40.19	$45.42
Total return(c)	4.86%(d)	13.89%	(10.05)%	15.20%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$21,253	$18,017	$12,058	$17,032
Ratios to average net assets:
Total expenses(e)	0.75%(f)	0.75%	0.75%	0.76%(f)
Net expenses(e),(g)	0.04%(f)	0.04%	0.04%	0.05%(f)
Net investment income (loss)(g)	(0.04)%(f)	1.90%	1.87%	1.64%(f)
Portfolio turnover rate(h)	0%(d),(i)	1%	1%	2%(d)

(a)	Fund commenced operations on March 18, 2021.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
(i)	Amount is less than 0.5%.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	Syntax Stratified U.S. Total Market Hedged ETF
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	For the Period June 15, 2021(a) to December 31, 2021
Net asset value, beginning of period	$40.52	$38.63	$41.39	$40.40
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.07)	0.44	0.37	0.43
Net realized and unrealized gain (loss)	(0.01)	1.93	(1.83)	1.00(c)
Total from investment operations	(0.08)	2.37	(1.46)	1.43
Less Distributions from:
Net investment income	—	(0.48)	(0.40)	(0.44)
Net realized gains	—	—	(0.90)	—
Net asset value, end of period	$40.44	$40.52	$38.63	$41.39
Total return(d)	(0.20)%(e)	6.14%	(3.53)%	3.54%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$32,353	$35,456	$39,594	$45,527
Ratios to average net assets:
Total expenses(f)	1.00%(g)	1.00%	1.00%	1.00%(g)
Net expenses(f),(h)	0.36%(g)	0.36%	0.38%	0.38%(g)
Net investment income (loss)(h)	(0.36)%(g)	1.14%	0.94%	1.96%(g)
Portfolio turnover rate(i)	0%(e),(j)	12%	35%	88%(e)

(a)	Fund commenced operations on June 15, 2021.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share gain or loss amount does not correlate to the aggregate of the net realized and unrealized gain or loss in the Statements of Operations for the year ended December 31, 2021, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(d)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(e)	Not annualized.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Net of expenses waived/reimbursed by the Advisor.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
(j)	Amount is less than 0.5%.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	Syntax Stratified Total Market II ETF
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	For the Period June 14, 2022(a) to December 31, 2022
Net asset value, beginning of period	$44.12	$39.38	$37.04
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)	0.68	0.41
Net realized and unrealized gain (loss)	2.16	4.78	2.67
Total from investment operations	2.15	5.46	3.08
Less Distributions from:
Net investment income	—	(0.71)	(0.62)
Net realized gains	—	(0.01)	(0.12)
Net asset value, end of period	$46.27	$44.12	$39.38
Total return(c)	4.86%(d)	13.89%	8.29%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$8,097	$7,722	$7,875
Ratios to average net assets:
Total expenses(e)	0.75%(f)	0.75%	0.75%(f)
Net expenses(e),(g)	0.04%(f)	0.04%	0.05%(f)
Net investment income (loss)(g)	(0.04)%(f)	1.66%	1.79%(f)
Portfolio turnover rate(h)	0%(d),(i)	1%	11%(d)

(a)	Fund commenced operations on June 14, 2022.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
(i)	Amount is less than 0.5%.
See accompanying notes to financial statements.

Syntax ETF Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)

Note  1—Organization
Syntax ETF Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on June 27, 2013 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF (each a “Fund”, and collectively, the “Funds”), are each a series of the Trust.
Each Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Funds have no fixed termination date and will continue unless a Fund is otherwise terminated under the terms of the Trust or unless and until required by law. Syntax Advisors, LLC (the “Advisor” or “Syntax Advisors”), a New York limited liability company, serves as the Funds’ investment adviser.
Investment Objectives:
The following Funds seek to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Syntax Stratified LargeCap ETF	Syntax Stratified LargeCap Index
Syntax Stratified MidCap ETF	Syntax Stratified MidCap Index
Syntax Stratified SmallCap ETF	Syntax Stratified SmallCap Index
Each Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the investment objective for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, the Advisor will seek to track the performance of each Underlying Index, which are stratified-weight versions of the widely used S&P 500® Index, S&P MidCap 400® Index and S&P SmallCap 600® Index, respectively. In addition, the Funds may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.
The Syntax Stratified U.S. Total Market ETF seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (“1500 Index”) by investing in Syntax Stratified Weight ETFs (each, an “Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”), exchange traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure. The targeted Underlying Funds and/or the securities will comprise the Syntax Stratified LargeCap ETF, the Syntax Stratified MidCap ETF, and the Syntax Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology.
The Syntax Stratified U.S. Total Market Hedged ETF seeks to obtain capital growth that meets or exceeds the performance of the 1500 Index over a full market cycle by investing in the Underlying Funds or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index while seeking risk-managed growth via a defined risk hedging process. The Fund will also invest in index options for risk management purposes and to seek to generate additional returns. The strategy used to select the Fund’s equity investments and its hedging strategy is called the “Stratified Defined Risk Strategy”. In order to accomplish the Fund’s hedging strategy, Swan Global Investments, LLC utilizes a put options hedging strategy to hedge some of the Fund’s equity exposure. The put strategy is executed using mostly exchange-traded S&P 500 Index put options that have an inverse relationship to the S&P 500 Index. To seek to generate additional returns or hedge, the Options Sub-Adviser also buys and sells shorter-term (generally 1-3 month) put and call options on equity indices, and engages in various longer-term (12-24 month) spread option strategies.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2024 (Unaudited)

Note  1—Organization–(continued)
The Syntax Stratified Total Market II ETF seeks to obtain capital growth that exceeds the performance of the 1500 Index over a full market cycle by investing in ETFs or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index.
Refer to the Additional Strategies Information section of each Fund’s prospectus for more information on the methodology of the Syntax Indices.
Note  2—Significant Accounting Policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The accompanying financial statements of the Funds are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and in accordance with ASC as set forth by the FASB. Each Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year or period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies used by the Funds.
In-Kind Seeding
The seeding (capital required to fund initial creation units to commence trading) of the Syntax ETFs was provided by two different methods: cash delivered at closing and in-kind seeding. The Syntax Stratified U.S. Total Market ETF was seeded by cash only. All of the other Syntax ETFs were seeded by a combination of cash and in-kind seeding. The particulars of the in-kind seeding for each of the remaining Syntax ETFs are described below:
Syntax Stratified LargeCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 500 Series of Syntax Index Series LP on January 2, 2019, Syntax Stratified MidCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 400 Series of Syntax Index Series LP on January 16, 2020, Syntax Stratified SmallCap ETF was seeded through the exchange of ETF Shares for the securities held by affiliated funds managed by the Advisor on May 28, 2020, the Syntax Stratified U.S. Total Market Hedged ETF was seeded through the exchange of ETF shares for the securities held by affiliated funds managed by the Advisor and private accounts on June 15, 2021 and Syntax Stratified Total Market II ETF was seeded through the exchange of ETF shares for the securities held by affiliated funds managed by the Advisor and private accounts on June 14, 2022 (the “Transactions”). The Syntax Index Series LP was managed by the Advisor.
The Transactions were structured as tax-free exchanges of shares. The Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the respective affiliated funds managed by the Advisor prior to the Transactions to align ongoing financial reporting. Investment companies carry substantially all their assets at fair market value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2024 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
The Transactions resulted in the following:
	Initial Market Value of Securities acquired by Fund	Cost Basis	Unrealized Gain (Loss)
Syntax Stratified LargeCap ETF	$33,554,457	$35,543,619	(1,989,162)
Syntax Stratified MidCap ETF	2,785,553	2,336,742	448,811
Syntax Stratified SmallCap ETF	11,391,517	10,089,586	1,301,931
Net assets and other attributes contributed for Syntax Stratified U.S. Total Market Hedged ETF were $4,064,100 in cash and securities at fair market of $39,364,199 and unrealized appreciation of $19,014,829, in exchange for 1,075,000 shares at a NAV of $40.40. Net assets and other attributes contributed for Syntax Stratified Total Market II ETF were $8,150,000 in cash and securities at fair market of $3,888,326 and unrealized appreciation of $1,363,061 in exchange for 325,000 shares at a NAV of $37.04. The fair value of assets contributed for Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF became the new cost basis for financial reporting purposes.
Investment Valuation
The Funds value their investments at fair value. The following methodologies are used to determine the market value or fair value of investments. Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value. Exchange traded purchased and written options shall be valued at the mean between the current bid and ask prices on the day of valuation.
Effective September 8, 2022, the Adviser has been designated as the Funds' valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Funds' Board of Trustees. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees (“Trustees”) of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2024 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The following table summarizes the value of each Fund’s investments within the fair value hierarchy as of June 30, 2024.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$90,001,276	$—	$—	$90,001,276
Total	$90,001,276	$—	$—	$90,001,276
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$11,643,694	$—	$—	$11,643,694
Total	$11,643,694	$—	$—	$11,643,694
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$17,252,274	$—	$—*	$17,252,274
Total	$17,252,274	$—	$—	$17,252,274
Syntax Stratified U.S. Total Market ETF
INVESTMENTS:
Exchange-Traded Funds	$21,243,178	$—	$—	$21,243,178
Total	$21,243,178	$—	$—	$21,243,178
Syntax Stratified U.S. Total Market Hedged ETF
INVESTMENTS:
Exchange-Traded Funds	$31,326,447	$—	$—	$31,326,447
Purchased Options	$989,352	$—	$—	$989,352
Total	$32,315,799	$—	$—	$32,315,799
Syntax Stratified Total Market II ETF
INVESTMENTS:
Exchange-Traded Funds	$8,092,658	$—	$—	$8,092,658
Total	$8,092,658	$—	$—	$8,092,658

*	As of June 30, 2024, level 3 common stocks held in Syntax Stratified SmallCap ETF represented 0.0% of the Fund’s net assets.
Refer to the Schedule of Investments for industry classifications.
Distributions
Funds declare and distribute dividends from net investment income to its holders of Shares (“Shareholders”), if any, annually. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes.
Cash
Cash consists of cash held at the Funds’ custodian, State Street Bank and Trust Company.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2024 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
Investment Transactions and Investment Income
Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Distributions received by the Funds may include a return of capital that is estimated by the Advisor. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Funds may invest in real estate investment trusts (“REITs”) if they are part of the index. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.
Organizational and Offering costs
Syntax Advisors has agreed to pay all of the Funds’ organizational and offering costs. The organizational and offering costs are not subject to repayment to Syntax Advisors by the Funds.
Federal Income Taxes
For U.S. federal income tax purposes, each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, each Fund will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Shareholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Funds (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Funds distribute substantially all of their ordinary income and capital gains during each calendar year, the Funds will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, losses deferred due to wash sales, corporate actions, distributions in excess of current earnings and capital loss carryover. In addition, Syntax Stratified U.S. Total Market Hedged ETF claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
GAAP requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For GAAP purposes, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
Each Fund has reviewed its tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. Generally, the Funds' tax returns for the prior three fiscal years remain subject to examinations by the Funds’ major tax jurisdictions, which include the United States of America, and the State of New York. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the ended June 30, 2024.
No income tax returns are currently under examination. The Advisor has analyzed the relevant tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of each of the Fund’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2024 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
At June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investment based on cost, including open derivative contracts, for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$80,786,378	$15,372,368	(6,157,470)	$9,214,898
Syntax Stratified MidCap ETF	10,417,852	1,819,950	(594,108)	1,225,842
Syntax Stratified SmallCap ETF	15,396,831	3,532,988	(1,677,545)	1,855,443
Syntax Stratified U.S. Total Market ETF	19,446,219	1,867,523	(70,564)	1,796,959
Syntax Stratified U.S. Total Market Hedged ETF	30,193,371	3,877,603	(1,755,175)	2,122,428
Syntax Stratified Total Market II ETF	6,798,873	1,293,785	—	1,293,785
Note  3—Derivative Financial Instruments
Syntax Stratified U.S. Total Market Hedged ETF invests in purchased and written options as part of its hedging strategy.
Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statements of Assets and Liabilities at Investment in securities of unaffiliated issuers. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.
Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statements of Assets and Liabilities at Written options, at value. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2024 (Unaudited)

Note  3—Derivative Financial Instruments–(continued)
The following is a summary of the location and the Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.
Asset Derivatives
Location	Equity Contracts	Total
Purchased options:
Investments in securities of unaffiliated issuers	$989,352	$989,352
Total	$989,352	$989,352
The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure for the period ended June 30, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Equity Contracts	Total
Purchased options:
Net realized gain (loss) from transactions in investment securities	$(151,370)	$(151,370)
Total	$(151,370)	$(151,370)

Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Equity Contracts	Total
Purchased options:
Net change in unrealized appreciation (depreciation) on investment securities	$(1,416,779)	$(1,416,779)
Total	$(1,416,779)	$(1,416,779)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.
Options:
Average value of option contracts purchased	$1,788,382
Note  4—Investment Transactions
Purchases and sales of investments (including purchased options and excluding in-kind transactions and short term investments) for the year ended June 30, 2024, were as follows:
	Purchases	Sales
Syntax Stratified LargeCap ETF	$10,992,940	$10,155,123
Syntax Stratified MidCap ETF	2,034,419	1,985,072
Syntax Stratified SmallCap ETF	3,931,847	3,765,192
Syntax Stratified U.S. Total Market ETF	93,233	92,488
Syntax Stratified U.S. Total Market Hedged ETF	158,155	334,721
Syntax Stratified Total Market II ETF	38,321	38,742

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2024 (Unaudited)

Note  4—Investment Transactions–(continued)
For the year ended June 30, 2024, the following Funds had in-kind contributions and redemptions in the amounts as follows:
	In-kind Contributions	In-kind Redemptions
Syntax Stratified LargeCap ETF	$3,749,813	$12,907,130
Syntax Stratified MidCap ETF	2,101,929	2,037,488
Syntax Stratified SmallCap ETF	—	—
Syntax Stratified U.S. Total Market ETF	4,642,115	2,229,384
Syntax Stratified U.S. Total Market Hedged ETF	—	2,916,467
Syntax Stratified Total Market II ETF	—	—
Note  5—Capital Share Transactions
Each Fund will issue or redeem capital shares to certain institutional investors (typically market makers or other broker dealers) on a continuous basis through the Distributor in large blocks of 25,000 capital shares (“Creation Units”). The capital shares are only redeemable in Creation Unit aggregations. Transactions in shares of each Fund are disclosed in detail on the Statements of Changes in Net Assets. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities (“Deposit Securities”) and/or cash constituting a substantial replication, or a representation, of the securities included in the Underlying Index.
Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $1,250, $1,000 and $1,500 for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, respectively. The standard transaction fee charge is $50 for Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF.
The Adviser may charge an additional, variable fee (sometimes referred to as a “cash-in-lieu” fee) to the extent a Fund permits Authorized Participants to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to a fund and are charged to defray the transaction cost to a fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Adviser and the Authorized Participant and may be different for any given transaction, Business Day or Authorized Participant; however, in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust a fund’s cash-in-lieu fees or reimburse Authorized Participants for all or a portion of the creation or redemption transaction fees.
Note  6—Fund Fees and Expenses
Investment Management Fees: Each Fund pays the Advisor monthly, in arrears, a unitary management fee based on a percentage of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement. The management fee rate for each fund is as follows:
Annual Rate
Syntax Stratified LargeCap ETF	0.45%
Syntax Stratified MidCap ETF	0.45%
Syntax Stratified SmallCap ETF	0.45%
Syntax Stratified U.S. Total Market ETF	0.75%
Syntax Stratified U.S. Total Market Hedged ETF	1.00%
Syntax Stratified Total Market II ETF	0.75%

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2024 (Unaudited)

Note  6—Fund Fees and Expenses–(continued)
Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect each Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. The Advisor to the Funds has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund in other series of the Trust or, for Syntax Stratified U.S. Total Market Hedged ETF, funds advised or sub-advised by Vantage Consulting Group Inc., the equity sub-adviser, or Swan Global Investments, LLC, the options sub-adviser, through May 1, 2025 for Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF. The Advisor reimbursed management fees of $29,932, $51,101 and $12,471 for acquired fund fees and expenses in affiliated funds for Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF, respectively. These amounts are included in Expense Waiver/Reimbursement in the Statements of Operations and are not subject to recoupment.
The Advisor provides investment advisory, supervisory and administration services under an investment management agreement. The Advisor has agreed to waive its fees and/or absorb expenses of the Funds to ensure that Total Annual Operating Expenses (excluding any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses (only with respect to each of the Syntax Stratified LargeCap, MidCap and SmallCap ETFs), (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) ("Excluded Expenses") do not exceed the following expense limitations shown below.
In addition, the Adviser has agreed to waive its fees and/or absorb Excluded Expenses of each fund to ensure that Total Annual Operating Expenses do not exceed the following expense limitation:
Expense Limit
Syntax Stratified LargeCap ETF	0.30%
Syntax Stratified MidCap ETF	0.35%
Syntax Stratified SmallCap ETF	0.40%
Syntax Stratified U.S. Total Market ETF	0.35%
Syntax Stratified U.S. Total Market Hedged ETF	0.65%
Syntax Stratified Total Market II ETF	0.35%
These arrangements cannot be terminated prior to one year from the effective date of the prospectus without the approval of the Board of Trustees. In connection with this arrangement, the Advisor has waived and reimbursed the following amounts in expenses for the year ended June 30, 2024 as noted below.
Expenses Waived and Reimbursed
Syntax Stratified LargeCap ETF	$69,323
Syntax Stratified MidCap ETF	5,210
Syntax Stratified SmallCap ETF	4,341
Syntax Stratified U.S. Total Market ETF	38,110
Syntax Stratified U.S. Total Market Hedged ETF	59,886

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2024 (Unaudited)

Note  6—Fund Fees and Expenses–(continued)
Expenses Waived and Reimbursed
Syntax Stratified Total Market II ETF	$15,858
Subject to approval by the Funds' Board of Trustees, any waiver and/or reimbursement under an expense limitation agreement entered into between the Advisor and the Trust is subject to repayment by a Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense limit in place at the time such amounts were waived or reimbursed; and (ii) the Fund’s current expense limit as noted above. At June 30, 2024, the waivers and reimbursements subject to repayment are as follows:
	2024	2025	2026	2027
Syntax Stratified LargeCap ETF	$77,324	$149,044	$143,465	$69,323
Syntax Stratified MidCap ETF	5,102	9,684	10,576	5,210
Syntax Stratified SmallCap ETF	5,679	9,526	8,771	4,341
Syntax Stratified U.S. Total Market ETF	15,095	40,344	61,349	38,110
Syntax Stratified U.S. Total Market Hedged ETF	76,145	152,651	128,744	59,886
Syntax Stratified Total Market II ETF	—	27,622	30,097	15,858
Distributor, Distribution and Service Fees: Foreside Fund Services, LLC (“Distributor”) is the Distributor of Fund shares. The Distributor will not distribute Fund shares in less than Creation Units and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund shares.
Each Fund has a distribution and service plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, to which payments at an annual rate of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. No payments pursuant to the Distribution Plan will be made through at least the next twelve (12) months of operations. Additionally, the implementation of any such payments would be approved by the Board prior to implementation.
Vantage Consulting Group, Inc. (“Vantage” or the “Sub-Adviser”) serves as the sub-adviser to the Funds. It performs both the day-to-day management of the Funds and places orders for the purchase and sale of individual securities for the Funds (equity portfolio only in the case of SHUS). Syntax Advisors compensates Vantage for its services to the Funds.
Swan Global Investments, LLC ("Swan") serves as the options sub-adviser to SHUS. It performs both the day-to-day management of the option strategy for SHUS, and places orders for the purchase and sale of options for SHUS. Syntax Advisors compensates Swan for its services to the Funds.
In the aggregate, each Independent Trustee is paid an annual fee of $25,000. No officer, director or employee of the Adviser, its affiliates or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust.
Note  7—Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience and knowledge of management, the Funds expect the risk of loss to be remote.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2024 (Unaudited)

Note  8—Risks
As with all investments, there are certain risks of investing in each Fund. Fund Shares will change in value, and you could lose money by investing in the Funds.
Market Risk: Overall securities market risks will affect the value of individual instruments in which the Funds invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.
Market Disruption Risk: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.
Strategy Risk: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.
Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.
Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2024 (Unaudited)

Note  8—Risks–(continued)
Small-And Mid-Capitalization Securities Risk: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.
Passive Strategy/Index Risk: Each Fund may invest in Syntax Underlying Funds or securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Syntax Underlying Funds or securities are designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Syntax Underlying Fund's or securities’ return to be lower than if the Fund employed an active strategy. There is no guarantee that the Syntax Underlying Fund’s or securities’ investment results will have a high degree of correlation to those of their respective benchmark or that the Fund will achieve its investment objective.
Market Trading Risk: Each Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of each Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.
Options Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Syntax Stratified U.S. Total Market Hedged ETF’s sector-based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.
Options Based Risk: Syntax Stratified U.S. Total Market Hedged ETF’s purchase of exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underlying Funds or Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Defined Risk Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create options basis risk.
Derivatives Risk: Syntax Stratified U.S. Total Market Hedged ETF invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund or the Syntax Underlying Funds may change quickly and without warning and you may lose money.
Please see the Funds' prospectus for a complete discussion of these and other risks.
Note  9—Subsequent Events
Upon the recommendation of Syntax Advisors, the Board of Trustees (the “Board”) of the Trust approved an Agreement and Plan of Reorganization (the “Plan”), providing for the reorganization of the Funds with and into newly created series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Exchange Listed Funds Trust (“ELFT”) (each, a “Reorganization” and together, the “Reorganizations”).

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2024 (Unaudited)

Note  9—Subsequent Events–(continued)
Under the proposed Reorganizations, each of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and Syntax Stratified Total Market II ETF will be reorganized into the Stratified LargeCap Index ETF, and the Syntax U.S. Total Market Hedged ETF will be reorganized into the Stratified LargeCap Hedged ETF.
The proposed Reorganizations are subject to certain conditions, including the approval of the shareholders of the Funds. If approved by shareholders, the Reorganizations are expected to occur during the third quarter of 2024. Shares of the Funds will continue to trade on the NYSE Arca, Inc. until the Reorganizations occur.

Syntax ETF Trust
Other Information
June 30, 2024 (Unaudited)

Approval of Investment Advisory and Sub-Advisory Agreements
At a meeting held in February 2024, the Board of Trustees of the Trust (the “Board”) evaluated proposals under the same terms and conditions of the original Investment Advisory Agreement and each of the Sub-Advisory Agreements (collectively, the “Agreements”) between the Trust and Syntax Advisors, LLC (the “Advisor” or “Syntax”) and Vantage Consulting Group Inc. (the “Sub-Adviser”) and Swan Global Investments Inc. (the “Options Sub-Adviser”, and together with the “Sub-Adviser”, the “Sub-Advisers”) with respect to renewals for the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and the Syntax Stratified Total Market II ETF (collectively, the “Syntax ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested and received such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Advisor and the Sub-Advisers, as applicable, with respect to the Syntax ETFs under the Agreements, (ii) investment performance of the Syntax ETFs, (iii) profits realized by the Advisor and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Advisor, and (vi) extent to which economies of scale would be shared as the Syntax ETFs grow.
Nature, Extent and Quality of the Services to be Provided. The Trustees considered the nature, extent and quality of the services expected to be provided by the Advisor and Sub-Advisers. In particular, the Trustees considered the proposed investment strategies and approach for the various Syntax ETFs; the experience, capability and integrity of Syntax’s senior management; the financial resources of Syntax; Syntax’s management oversight process; the continuous and regular portfolio management services to be provided by the Sub-Advisers; the experience of the Sub-Advisers with the proposed investment strategies; and the professional qualifications and experience of each Sub-Adviser’s portfolio management team. The Trustees also considered the advisory and other services to be provided by Syntax.
Based on these and other considerations, the Trustees determined that Syntax and each of the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the proposed investment programs for the applicable Syntax ETFs.
Investment Performance. The Trustees considered the Sub-Advisers’ past performance, investment advisory experience, capabilities and resources. The Trustees recognized that not all Syntax ETF strategies are yet in existence and therefore had no historical performance as ETFs for the Trustees to review. However, the Trustees considered the performance history of the Syntax ETFs and they considered Syntax’s representation of simulated back-tested performance for strategy performance. On the basis of this information and the Trustees’ assessment of the nature, extent and quality of the services to be provided by Syntax and the Sub-Advisers, the Trustees concluded that the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Syntax ETFs’ proposed investment objectives, policies and strategies.
Advisory and Sub-Advisory Fees and Total Expense Ratio. The Trustees considered the proposed unitary fee and anticipated total expense ratios of the Syntax ETFs, including information comparing the advisory fees and total expense ratios of the Syntax ETFs to the investment advisory fees and total expense ratios of comparable investment companies in their respective peer universes. The Trustees also considered the applicable fees to be charged by each of the Sub-Advisers for their respective sub-advisory services. The Trustees further noted that Syntax proposed to enter into an expense limitation arrangement with the Syntax ETFs, which could result in Syntax waiving fees for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Trustees determined that the advisory and sub-advisory fees to be received by Syntax and the Sub-Advisers under the Agreements are reasonable in light of the services to be provided.

Syntax ETF Trust
Other Information  (continued)
June 30, 2024 (Unaudited)

Cost of Services to be Provided and Profitability. The Trustees noted that certain of the Syntax ETFs were not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Trustees considered comparable information for the operational Syntax ETFs and the nature of the unitary fee structure under which the Advisor pays most other service provider fees out of its management fee for the Syntax ETFs. They reviewed projected profitability information provided by Syntax regarding its costs of procuring advisory services as well as the costs of providing administration, transfer agency and other services to the Syntax ETFs. Based on this information, the Trustees determined that the profitability of Syntax and its affiliates from their relationships with the Syntax ETFs was not anticipated to be excessive.
Economies of Scale. In evaluating the extent to which the proposed fees payable under the Agreements reflected economies of scale or would permit economies of scale to be realized in the future, the Trustees noted that they would have the opportunity to periodically reexamine the appropriateness of the advisory fees payable by the Syntax ETFs to Syntax, and the sub-advisory fees payable by Syntax to the Sub-Advisers, in light of any economies of scale experienced in the future.
Fall-Out Benefits. The Trustees considered any other benefits expected to be derived by Syntax, its affiliates, and/or the Sub-Advisers from their relationships with the Syntax ETFs. No such benefits were expected. The Trustees noted that they would have the opportunity in the future to review the benefits over time.
Other Considerations. The Trustees considered the investment objectives of the Syntax ETFs. The Trustees noted that Syntax has made a commitment to the recruitment and retention of quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Syntax ETFs in a professional manner that is consistent with the best interests of the Syntax ETFs and their shareholders. In this regard, the Trustees favorably considered Syntax’s procedures and policies to enforce compliance and oversee the portfolio management activities of the Sub-Advisers.
Conclusion. After consideration of the factors described above, none of which was dispositive in and of itself and may have been weighed differently by each Trustee, as well as other secondary factors, the Trustees, including all of the Independent Trustees, concluded that the approval of the Agreements would be in the best interests of the Syntax ETFs and their respective shareholders and unanimously approved the Agreements.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in and/or disagreements with accountants during the period covered by this report.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

In the aggregate, each Independent Trustee is paid an annual fee of $25,000. No officer, director or employee of the Adviser, its affiliates or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(a)(2)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Any written solicitation to purchase securities under Rule 23c 1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Syntax ETF Trust
(Registrant)

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	September 6, 2024

By:	/s/ David Jaffin
David Jaffin
Treasurer
(Principal Financial Officer)
Date:	September 6, 2024

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer